PROFILE
                                                  of the
                                 TRANSAMERICA CLASSICsm VARIABLE ANNUITY
                                                Issued by
                             TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK
                                  July 2, 1998, revised January 1, 1999

This Profile is a summary of some of the more important points that you should know and consider before purchasing the contract. The contract is more fully described in the full prospectus that accompanies this Profile. Please read the prospectus carefully.

1. The Contract. The Transamerica Classicsm Variable Annuity is a contract between you and Transamerica Life Insurance Company of New York that allows you to invest your purchase payments in your choice of 17 mutual funds portfolios ("portfolios") in the variable account and the fixed account. The portfolios are professionally managed and you can gain or lose money invested in a portfolio, but you could also earn more than investing in the fixed account. Transamerica guarantees the safety of money invested in the fixed account.

         The contract is a deferred annuity and it has two phases: the accumulation phase, and the annuitization phase. During the accumulation phase, you can make additional payments on your contract, transfer money among the investment options, and withdraw some or all of your investment. During this phase, your earnings accumulate on a tax-deferred basis for individuals, but some or all of any money you withdraw may be taxable. Tax deferral is not available for non-qualified contracts owned by corporations and some trusts.

         During the annuitization phase, Transamerica will make periodic payments to you. The dollar amount of the payments may depend on the amount of money invested and earned during the accumulation phase and on other factors, such as the annuitants' age and sex.

2. Annuity Payments. You can generally decide when to end the accumulation phase and begin receiving annuity payments from Transamerica. You may choose fixed payments, where the dollar amount of each payment generally remains the same, or variable payments, where the dollar amount of each payment may increase or decrease based on the investment performance of the portfolios you select. You can choose among payments for the lifetime of an individual, or payments for the longer of one lifetime or a guaranteed period of 10, 15 or 20 years, or payments for one lifetime and the lifetime of another individual.

3. Purchasing a Contract. Generally you must invest at least $5,000 ($2,000 for IRAs) to purchase a contract. You can make additional payments of at least $1,000 each ($100 each if made under an automatic payment plan deducted from your bank account). You may cancel your contract during the free look period (see item 10).

         The Transamerica Classic Variable Annuity is designed for long-term tax-deferred accumulation of assets, generally for retirement and other long-term goals. Individuals in high tax brackets get the most benefit from the tax deferral feature. You should not invest in the contract for short-term purposes or if you cannot take the risk of losing some of your investment.

4. Investment Options. VARIABLE ACCOUNT: You can invest in any of the following 17 portfolios:

         Alger American Income & Growth     MFS VIT Research
         Alliance VPF Growth & Income        Morgan Stanley UF Fixed Income
         Alliance VPF Premier Growth         Morgan Stanley UF High Yield
         Dreyfus VIF Capital Appreciation Morgan Stanley UF International Magnum
         Dreyfus VIF Small Cap            OCC Accumulation Trust Managed
         Janus Aspen Balanced             OCC Accumulation Trust Small Cap
         Janus Aspen Worldwide Growth       Transamerica VIF Growth Portfolio
         MFS VIT Emerging Growth            Transamerica VIF Money Market
         MFS VIT Growth with Income

         You can earn or lose money in any of these portfolios. These portfolios are described in their own prospectuses.

         FIXED ACCOUNT: You can also allocate payments to the fixed account, where Transamerica guarantees the principal invested plus an annual interest rate of at least 3%.

5. Expenses. Transamerica makes certain charges and deductions in order to provide the benefits and features available under the contract:

          If you withdraw your money within seven years of investing it, there may be a withdrawal charge of up to 6% of the amount invested.

          Transamerica deducts an annual account fee of no more than $30 (the fee is waived for account values over $50,000).

          Transamerica deducts insurance and administrative charges of 1.35% per year from your average daily value in the variable account.

          The first 18 transfers each year are free (then Transamerica will deduct a $10 fee for each additional transfer).

          Advisory fees are also deducted by the portfolios' manager, and the portfolios pay other expenses which, in total, range from 0.60% to 1.15% of the amounts in the portfolios.

         The following chart shows these charges (not including any transfer fees). The $30 annual account fee is included in the first column as a charge of 0.075%. The third column is the sum of the first two columns. The examples in the last two columns show the total amounts you would be charged if you invested $1,000, the investment grew 5% each year, and you withdrew your entire investment after one year or 10 years. Year one includes the withdrawal charge and year 10 does not.


                                                  -------------------------------------------------------------------

                                                                                              Total        Total
                                                    Annual       Annual         Total      Expenses at    Expenses
Sub-Accounts                                       Insurance    Portfolio      Annual     End of 1 Year  at End of
                                                    Charges      Charges       Charges                    10 Years
---------------------------------------------------------------------------------------------------------------------
Alger American Income & Growth                      1.425%        0.74%        2.165%        $72.96       $249.81
Alliance VPF Growth & Income                        1.425%        0.72%        2.145%        $72.76       $247.75
Alliance VPF Premier Growth                         1.425%        0.95%        2.375%        $75.06       $271.12
Dreyfus VIF Capital Appreciation Growth             1.425%        0.80%        2.225%        $73.56       $255.95
Dreyfus VIF Small Cap                               1.425%        0.78%        2.205%        $73.36       $253.90
Janus Aspen Balanced                                1.425%        0.83%        2.255%        $73.86       $259.00
Janus Aspen Worldwide Growth                        1.425%        0.74%        2.165%        $72.96       $249.81
MFS Emerging Growth                                 1.425%        0.87%        2.295%        $74.26       $263.06
MFS Growth & Income                                 1.425%        1.00%        2.425%        $75.56       $276.13
MFS Research                                        1.425%       0.88 %        2.305%        $74.36       $264.07
Morgan Stanley UF Fixed Income                      1.425%        0.70%        2.125%        $72.56       $245.69
Morgan Stanley UF High Yield                        1.425%        0.80%        2.225%        $73.56       $255.95
Morgan Stanley UF International Magnum              1.425%        1.15%        2.575%        $77.06       $290.98
OCC Accumulation Trust Managed                      1.425%        0.87%        2.295%        $74.23       $259.34
OCC Accumulation Trust Small Cap                    1.425%        0.97%        2.395%        $75.24       $270.64
Transamerica VIF Growth                             1.425%        0.85%        2.275%        $74.06       $261.03
Transamerica VIF Money Market                       1.425%        0.60%        2.025%        $71.55       $235.33
---------------------------------------------------------------------------------------------------------------------

         The Annual Portfolio Charges above are for the year ended December 31, 1997 (except for Transamerica VIF Money Market Portfolios) and reflect expense reimbursements or fee waivers, if applicable. The figures for Transamerica VIF Money Market Portfolios are estimates for the year 1998, its first year of operation. Expenses may be higher or lower in the future. See the "Variable Account Fee Table" in the Transamerica Classic Variable Annuity prospectus for more detailed information.

6. Federal Income Taxes. Individuals generally are not taxed on increases in the contract value until a distribution occurs (e.g., a withdrawal or annuity payment) or is deemed to occur (e.g., a pledge, loan, or assignment of the contract). If you withdraw money, earnings come out first and are taxed. Generally, some portion (sometimes all) of any distribution or deemed distribution is taxable as ordinary income. In some cases, income taxes will be withheld from distributions. If you are under age 59 1/2 when you withdraw money, an additional 10% federal tax penalty may apply on the withdrawn earnings. Certain owners of non-qualified contracts that are not individuals may be currently taxed on the increase in the contract value, whether distributed or not. Qualified contracts are subject to special income tax rules depending on the plan or arrangement.

7. Access to Your Money. You can generally take money out at any time during the accumulation phase. Transamerica may assess a withdrawal charge of up to 6% of a purchase payment, but no withdrawal charge will be assessed on money that has been in the contract for seven years. Subject to certain conditions, each contract year you may withdraw up to 15% of purchase payments received less than seven years ago, without incurring a withdrawal charge. Withdrawals from qualified contracts may be subject to severe restrictions and, in certain circumstances, prohibited.

         You may have to pay income taxes on amounts you withdraw and there may also be a 10% tax penalty if you make withdrawals before you are 59 1/2 years old.

8. Past Investment Performance. The value of the money you allocated to the portfolios will go up or down, depending on the investment performance of the portfolios you select. The following chart shows the adjusted past investment performance on a year-by-year basis for each portfolio which has at least one year of performance. These figures have already been reduced by the insurance charges, the account fee, the advisory fee and all the expenses of the portfolios. These figures do not include the withdrawal charge or any transfer fees, which would reduce performance if applied. Past performance is no guarantee of future performance or earnings.

CALENDAR YEAR

                                                   ------------------------------------------------------------------------
SUB-ACCOUNT                                              1997            1996           1995          1994        1993
---------------------------------------------------------------------------------------------------------------------------
Alger American Income & Growth                          34.37%          17.98%         33.23%        -9.59%       8.78%
Alliance VPF Growth & Income                            26.98%          22.34%         33.96%        -1.85%      10.11%
Alliance VPF Premier Growth                             31.98%          20.97%         42.82%        -4.34%      11.03%
Dreyfus VIF Capital Appreciation Growth                 26.29%          23.78%         31.65%        1.57%         N/A
Dreyfus VIF Small Cap                                   15.10%          14.94%         27.56%        6.22%       65.82%
Janus Aspen Balanced                                    20.38%          14.54%         23.03%        -0.59%        N/A
Janus Aspen Worldwide Growth                            20.43%          27.22%         25.58%        0.09%         N/A
MFS Emerging Growth                                     20.11%          15.36%           N/A          N/A          N/A
MFS Growth & Income                                     27.96%          22.69%           N/A          N/A          N/A
MFS Research                                            18.64%          20.60%           N/A          N/A          N/A
Morgan Stanley UF Fixed Income                          8.38%             N/A            N/A          N/A          N/A
Morgan Stanley UF High Yield                            11.92%            N/A            N/A          N/A          N/A
Morgan Stanley UF International Magnum                  2.33%             N/A            N/A          N/A          N/A
OCC Accumulation Trust Managed                          20.57%          21.03%         43.52%        1.16%        8.82%
OCC Accumulation Trust Small Cap                        20.52%          17.03%         13.60%        -2.42%      17.82%
Transamerica VIF Growth                                 44.45%          26.00%         51.34%        6.10%       20.98%
---------------------------------------------------------------------------------------------------------------------------

                                                   ------------------------------------------------------------------------
SUB-ACCOUNT                                              1992            1991           1990          1989        1988
---------------------------------------------------------------------------------------------------------------------------
Alger American Income & Growth                          7.09%           21.77%         -1.15%        5.88%         N/A
Alliance VPF Growth & Income                            6.40%             N/A            N/A          N/A          N/A
Alliance VPF Premier Growth                              N/A              N/A            N/A          N/A          N/A
Dreyfus VIF Capital Appreciation Growth                  N/A              N/A            N/A          N/A          N/A
Dreyfus VIF Small Cap                                   69.04%          156.16%          N/A          N/A          N/A
Janus Aspen Balanced                                     N/A              N/A            N/A          N/A          N/A
Janus Aspen Worldwide Growth                             N/A              N/A            N/A          N/A          N/A
MFS Emerging Growth                                      N/A              N/A            N/A          N/A          N/A
MFS Growth & Income                                      N/A              N/A            N/A          N/A          N/A
MFS Research                                             N/A              N/A            N/A          N/A          N/A
Morgan Stanley UF Fixed Income                           N/A              N/A            N/A          N/A          N/A
Morgan Stanley UF High Yield                             N/A              N/A            N/A          N/A          N/A
Morgan Stanley UF International Magnum                   N/A              N/A            N/A          N/A          N/A
OCC Accumulation Trust Managed                          16.96%          43.94%         -5.01%        30.69%        N/A
OCC Accumulation Trust Small Cap                        19.77%          46.05%         -11.06%       16.68%        N/A
Transamerica VIF Growth                                 12.19%          39.32%         -12.05%       32.24%      32.39%
---------------------------------------------------------------------------------------------------------------------------

9. Death Benefit. If you die during the accumulation phase, a death benefit will be paid to your beneficiary.

         If you die before you turn 85, the death benefit will be the greatest of three things: (1) the account value; (2) the sum of all premium less withdrawals; or (3) the highest account value on any contract anniversary prior to the earlier of the owner's or joint owner's 85th birthday, plus premium made less withdrawals since that contract anniversary.

         If death occurs after your or your joint owner's 85th birthday, the death benefit is equal to the account value.

10. Other Information. The Transamerica Classic Variable Annuity offers other features you might be interested in. Some of these features are as follows:

         Free Look. After you get your contract, you have ten days to look it over and decide if it is really right for you. If you decide not to keep the contract, you can cancel it during this period by delivering a written notice of cancellation and returning the contract to the Service Center at the address listed in item 11 below. Except for IRAs, Transamerica will refund the premiums allocated to the fixed account (less any withdrawals) plus the value in the variable account as of the date the written notice and the contract are received by the Service Center.

         Dollar Cost Averaging. You can instruct Transamerica to automatically transfer money from either the money market sub-account or the fixed account to any of the other variable sub-accounts each month. This is intended to give you a lower average cost per share or unit than a single one time investment.

         Automatic Rebalancing Option. The performance of each sub-account may cause the allocation of value among the sub-accounts to change. You may instruct Transamerica to periodically automatically rebalance the amounts in the sub-accounts by reallocating amounts among them.

         Systematic Withdrawal Option. You can arrange to have Transamerica send you money automatically each month out of your contract during the accumulation phase. There are limits on the amounts, and the payments may be taxable, and, prior to age 59 1/2, subject to the penalty tax. If the total withdrawals (including systematic withdrawals) made in a contract year exceed the allowed amount to be withdrawn without a charge for that year, any applicable withdrawal charge will then apply.

         Automatic Payout Option. For qualified contracts, certain pension and retirement plans require that certain amounts be distributed from the plan at certain ages. You can arrange to have such amounts distributed automatically during the accumulation phase.

         These features may not be available in all state and may not be suitable for your particular situation.

11. Inquiries. If you need further information or have any questions about the contract, please write or call:

                                   Transamerica Annuity Service Center
                                    401 North Tryon Street, Suite 700
                                     Charlotte, North Carolina 28202
                                               800-420-7749

                                 PROSPECTUS FOR

                             TRANSAMERICA SERIES sm

                             TRANSAMERICA CLASSIC sm
                                VARIABLE ANNUITY

                       A Flexible Premium Deferred Annuity
                                    Issued by
                 Transamerica Life Insurance Company of New York

                              And Prospectuses for:


         Income and Growth Portfolio of              The Alger American Fund

         Growth and Income Portfolio and
         Premier Growth Portfolio of           Alliance Variable Products Series
                                               Fund, Inc.

         Capital Appreciation Portfolio and
         Small Cap Portfolio of                Dreyfus Variable Investment Fund

         Balanced Portfolio and
         Worldwide Growth Portfolio of         Janus Aspen Series

         Emerging Growth Series
         Growth with Income Series and
         Research Series of                    MFS Variable Insurance Trust

         Fixed Income Portfolio
         High Yield Portfolio and
         International Magnum Portfolio of  Morgan Stanley Universal Funds, Inc.

         Managed Portfolio and
         Small Cap Portfolio of                       OCC Accumulation Trust

         Growth Portfolio and
         Money Market Portfolio of           Transamerica Variable Insurance
                                             Fund, Inc.


                      July 2, 1998, revised January 1, 1999

8

         TRANSAMERICA SERIES sm TRANSAMERICA CLASSIC sm VARIABLE ANNUITY
                               A Flexible Premium Deferred Variable Annuity
                                                Issued by
                             Transamerica Life Insurance Company of New York
                            100 Manhattanville Road, Purchase, New York 10577

         This prospectus describes the Transamerica Classic Variable Annuity, a variable annuity policy ("policy") issued by Transamerica Life Insurance Company of New York (referred to as "Transamerica"). The policy allows you, the owner, to accumulate assets on a tax-deferred basis for retirement and other long-term financial purposes.

         You may direct your premiums, as well as any value accumulated under the policy, to one or more variable sub-accounts of Separate Account VA-6NY or to the fixed account, or to both. The money you place in each variable sub-account will be invested solely in a corresponding mutual fund investment portfolio ("portfolio"). The value of each variable sub-account will vary in accordance with the investment performance of the portfolio in which that variable sub-account invests. You bear the entire investment risk for all assets you place in the variable sub-accounts. This means that, depending on market conditions, the amount you invest in the variable sub-accounts may increase or decline.
Currently you may choose among the following 17 variable sub-accounts:

Alger American Income & Growth              MFS VIT Research
Alliance VPF Growth & Income              Morgan Stanley UF Fixed Income
Alliance VPF Premier Growth               Morgan Stanley UF High Yield
Dreyfus VIF Capital Appreciation         Morgan Stanley UF International Magnum
Dreyfus VIF Small Cap                  OCC Accumulation Trust Managed
Janus Aspen Balanced                   OCC Accumulation Trust Small Cap
Janus Aspen Worldwide Growth                Transamerica VIF Growth Portfolio
MFS VIT Emerging Growth                     Transamerica VIF Money Market
MFS VIT Growth with Income

         You may also place your premiums or variable accumulated value in the fixed account. For premiums allocated to the fixed account, Transamerica guarantees the return of the amount invested at a specified rate of interest for at least 12 months. Transamerica will periodically declare the rate of interest applicable to each amount allocated to the fixed account. The minimum rate of interest credited to the fixed account will be 3%.

 This prospectus contains vital information that you should know before investing. You can obtain more information about the policy by requesting a copy of the Statement of Additional Information ("SAI") dated July 2, 1998, revised January 1, 1999. The SAI is available free by writing to Transamerica Life Insurance Company of New York, Annuity Service Center, 401 North Tryon Street, Charlotte, North Carolina 28202 or by calling (800) 420-7749. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. The table of contents of the SAI is included at the end of this prospectus.

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

            For your own benefit and protection, please read this prospectus carefully before you invest. Keep it on hand for future reference.
                        The date of this prospectus is July 2, 1998, revised January 1, 1999.

         Under the terms of the policy, we promise to pay you a series of monthly settlement option payments. Payments may be for a fixed or a variable amount or a combination of both, for the life of the annuitant or for some other period you may select prior to the annuity date.

         On or before the annuity date, you may transfer assets between and among the variable sub-accounts and the fixed account. The fixed account has restrictions on certain transfers. After the annuity date, transfers are permitted among the variable sub-accounts only if you elect to receive variable settlement option payments.

         On or before the annuity date, you may elect to withdraw all or a portion of your cash surrender value in exchange for a cash payment. Withdrawals may be subject to a contingent deferred sales load, certain administrative fees, federal, state or local income taxes, and/or a tax penalty.

                  This prospectus must be accompanied by current prospectuses for the portfolios.

THIS PROSPECTUS MAY NOT BE OFFERED IN ANY JURISDICTION WHERE SUCH OFFERING IS UNLAWFUL. ANY INFORMATION THAT A DEALER, SALESPERSON, OR OTHER PERSON GIVES YOU ABOUT THIS POLICY SHOULD BE CONTAINED IN THIS PROSPECTUS. IF YOU RECEIVE ANY INFORMATION ABOUT THE POLICY THAT IS NOT CONTAINED IN THIS PROSPECTUS, YOU SHOULD NOT RELY ON THAT INFORMATION.


                  Please note that your investment in the policy:
                  o         is not a bank deposit
                  o         is not federally insured
                  o         is not endorsed by any bank or government agency.

Investing in the policy involves certain investment risks, including possible loss of principal.

   This prospectus generally describes only the variable account portion of the policy, except when the fixed account is specifically mentioned.



TABLE OF CONTENTS                                                                                              Page

DEFINITIONS.......................................................................................................6

SUMMARY...........................................................................................................8

CONDENSED FINANCIAL INFORMATION..................................................................................16

TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK AND THE VARIABLE ACCOUNT.........................................17
         Transamerica Life Insurance Company of New York.........................................................17
         Published Ratings.......................................................................................17
         The Variable Account....................................................................................17

THE PORTFOLIOS...................................................................................................18

THE POLICY.......................................................................................................24
         Ownership...............................................................................................24

PREMIUMS.........................................................................................................24
         Premiums................................................................................................24
         Allocation of Premiums..................................................................................25
         Investment Option Limits................................................................................26

POLICY VALUE.....................................................................................................26

TRANSFERS........................................................................................................27
         Before the Annuity Date.................................................................................27
         Other Restrictions......................................................................................27
         Dollar Cost Averaging...................................................................................28
         Automatic Asset Rebalancing.............................................................................28
         After the Annuity Date..................................................................................29

CASH WITHDRAWALS.................................................................................................29
         Systematic Withdrawal Option............................................................................30
         Automatic Payment Option (APO)..........................................................................30

DEATH BENEFIT....................................................................................................31
         Payment of Death Benefit................................................................................32
         Designation of Beneficiaries............................................................................32
         Death of Owner Before Annuity Date......................................................................32
         If Annuitant Dies Before Annuity Date...................................................................34
         Death After Annuity Date................................................................................34
         Survival Provision......................................................................................34

CHARGES, FEES AND DEDUCTIONS.....................................................................................34
         Contingent Deferred Sales Load..........................................................................34
         Free Withdrawals - Allowed Amount.......................................................................35
         Other Free Withdrawals..................................................................................35
         Administrative Charges..................................................................................35
         Mortality and Expense Risk Charge.......................................................................36
         Premium Tax Charges.....................................................................................36
         Transfer Fee............................................................................................37
         Option and Service Fees.................................................................................37
         Taxes...................................................................................................37
         Portfolio Expenses......................................................................................37
         Sales in Special Situations.............................................................................37

DISTRIBUTION OF THE POLICY.......................................................................................37

SETTLEMENT OPTION PAYMENTS.......................................................................................38
         Annuity Date............................................................................................38
         Settlement Option Payments..............................................................................38
         Election of Settlement Option Forms and Payment Options.................................................39
         Payment Options.........................................................................................39
         Fixed Payment Option....................................................................................39
         Variable Payment Option.................................................................................39
         Settlement Option Forms.................................................................................40

FEDERAL TAX MATTERS..............................................................................................41
         Introduction............................................................................................41
         Premiums................................................................................................42
         Taxation of Annuities...................................................................................42
         Qualified Policies......................................................................................44
         Taxation of Transamerica ...............................................................................46
         Tax Status of Policy....................................................................................46
         Possible Changes in Taxation............................................................................47
         Other Tax Consequences..................................................................................48

PERFORMANCE DATA ................................................................................................48

PREPARING FOR YEAR 2000 .........................................................................................49

LEGAL PROCEEDINGS................................................................................................50

LEGAL MATTERS....................................................................................................50

FINANCIAL STATEMENTS.............................................................................................50

VOTING RIGHTS....................................................................................................50

AVAILABLE INFORMATION............................................................................................51

STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS..........................................................52

APPENDIX A - THE FIXED ACCOUNT..................................................................................A-1

APPENDIX B......................................................................................................B-1
         Example of Variable Accumulation Unit Value Calculations...............................................B-1
         Example of Variable Annuity Unit Value Calculations....................................................B-1
         Example of Variable Annuity Payment Calculations.......................................................B-1

APPENDIX C
         Disclosure Statement for Individual Retirement
              Annuities ........................................................................................C-1

                    The policy is available only in New York.

DEFINITIONS

Annuity Date: The date on which the annuitization phase of the policy begins. The annuity date can not be later than the annuitant's 90th birthday.

Cash Surrender Value: The amount we will pay to the owner if the policy is surrendered on or before the annuity date. The cash surrender value is equal to: the policy value; less any policy fee, contingent deferred sales load, and premium tax charges.

Code: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued under it.

Fixed Account: An account which credits a rate of interest for a period of at least twelve months for each allocation or transfer.

Fixed Account Accumulated Value: The total dollar value of all amounts the owner allocates or transfers to the fixed account; plus interest credited; less any amounts withdrawn, applicable fees or premium tax charges, or transfers out to the variable account prior to the annuity date.

Policy Anniversary:  The anniversary of the policy effective date each year.

Policy Effective Date: The effective date of the policy as shown on the information page of the policy.

Policy Value: The sum of the variable accumulated value and the fixed account accumulated value.

Policy Year: A 12-month period starting on the policy effective date and ending with the day before the policy anniversary, and each 12-month period thereafter.

Portfolio: The investment portfolio underlying each variable sub-account in which we will invest any amounts the owner allocates to that variable sub-account.

Service Center: Transamerica's Annuity Service Center, at P.O. Box 31848, Charlotte, North Carolina 28231-1848, telephone (800) 258-4260.

Status (Qualified and Non-Qualified): The policy has a qualified status if it is issued in connection with a tax-favored retirement plan or program. Otherwise, the status is non-qualified.

Valuation Day: Any day the New York Stock Exchange is open. To determine the value of an asset on a day that is not a valuation day, we will use the value of that asset as of the end of the next valuation day.

Valuation Period: The time interval between the closing (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange on consecutive valuation days.

Variable Account: Separate Account VA-6NY, a separate account established and maintained by Transamerica for the investment of a portion of its assets pursuant to Section 4240 of the New York Insurance Code.

Variable Accumulated Value: The total dollar value of all variable accumulation units under this policy prior to the annuity date. Variable Accumulation Unit: A unit of measure used to determine the variable accumulated value before the annuity date. The value of a variable accumulation unit varies with each variable sub-account.

Variable Sub-Account(s): One or more divisions of the variable account which invests solely in shares of one of the underlying portfolios.

We:  The company, Transamerica.

You:  The owner.

SUMMARY

The Policy

         The Transamerica Classic sm Variable Annuity is a flexible premium deferred annuity that is designed to aid your long-term financial planning and retirement needs. The policy may be used in connection with a retirement plan which qualifies as a retirement program under Sections 403(b), 408 or 408A of the Code, with various types of qualified pension and profit sharing plans under
Section 401 of the Code, or with non-qualified plans. Some qualified policies may not be available in all situations. The policy is issued by Transamerica Life Insurance Company of New York ("Transamerica"), a wholly-owned subsidiary of Transamerica Occidental Life Insurance Company. Its principal office is at 100 Manhattanville Road, Purchase, New York 10577, telephone (914) 701-6000.

         Transamerica will establish and maintain an account for each policy. Each owner will receive an individual annuity policy. The policy provides that the policy value, after certain adjustments, will be applied to a settlement option on a future date you select ("annuity date").

         You may allocate all or portions of your premiums to one or more variable sub-accounts or to the fixed account.

         The policy value prior to the annuity date, except for amounts in the fixed account, will vary depending on the investment experience of each of the variable sub-accounts selected by the owner. All benefits and values provided under the policy, when based on the investment experience of the variable account, are variable and are not guaranteed as to dollar amount. Therefore, prior to the annuity date the owner bears the entire investment risk under the policy for amounts allocated to the variable account.

         There is no guaranteed or minimum cash surrender value on amounts allocated to the variable account, so the proceeds of a surrender could be less than the amount invested.

         The initial premium for each policy must be at least $5,000 ($2,000 for contributory IRAs, SEP/IRAs and Roth IRAs). Generally each additional premium must be at least $1,000, unless an automatic premium plan is selected. See "Premiums" page 24.

The Variable Account

         The variable account is a separate account (designated Separate Account VA-6NY) that is subdivided into variable sub-accounts. See "The Variable
Account" page 17. Assets of each variable sub-account are invested in a specified mutual fund portfolio ("portfolio"). The variable sub-accounts currently available for investment are:

Alger American Income & Growth      ........MFS VIT Research
Alliance VPF Growth & Income        . Morgan Stanley UF Fixed Income
Alliance VPF Premier Growth         . Morgan Stanley UF High Yield
Dreyfus VIF Capital Appreciation    .....Morgan Stanley UF International Magnum
Dreyfus VIF Small Cap                OCC Accumulation Trust Managed
Janus Aspen Balanced                 OCC Accumulation Trust Small Cap
Janus Aspen Worldwide Growth        ........Transamerica VIF Growth Portfolio
MFS VIT Emerging Growth             ........Transamerica VIF Money Market
MFS VIT Growth with Income

         The portfolios pay their investment advisers and administrators certain fees charged against the assets of each portfolio. The variable accumulated value, if any, of a policy and the amount of any variable settlement option payments will vary to reflect the investment performance of the variable sub-accounts to which amounts have been allocated. Additionally, applicable charges are deducted. See "Charges, Fees and Deductions" page 34. For more information about the portfolios, see "The Portfolios" page 18 and the accompanying portfolios' prospectuses.

The Fixed Account

         The policy provides an option to invest premiums in a fixed account which is part of the general account of Transamerica.

         The amounts in the fixed account will be credited interest at a rate of not less than 3% annually. Transamerica may credit interest at a rate in excess of 3% at its discretion for any class. Each interest rate will be guaranteed to be credited for at least 12 months.

Investment Option Limits

     Currently, the owner may not elect more than a total of eighteen investment options over the life of the policy. Investment options include variable sub-accounts and the fixed account. See "Investment Option Limits" page 26.

Transfers Before the Annuity Date

         Prior to the annuity date, you may transfer values between the variable sub-accounts and the fixed account (within limits). For transfers after the annuity date, see "After the Annuity Date" page 29.

         Transfers out of the fixed account are restricted to four per policy year and to a limited percentage of the fixed policy value. More frequent transfers may be allowed under certain services and options, for example, dollar cost averaging. See "The Fixed Account" in Appendix A.

         Transamerica currently imposes a transfer fee of $10 for each transfer in excess of 18 made during the same policy year. See "Transfers" on page 27 for additional limitations and information regarding transfers.

Withdrawals

         You may withdraw all or part of the cash surrender value on or before the annuity date. The cash surrender value of your policy is the policy value less any account fee, contingent deferred sales load and premium tax charges. The account fee generally will be deducted on a full surrender of a policy if the policy value is then less than $50,000. Transamerica may delay payment of any withdrawal from the fixed account for up to six months. See "Cash Withdrawals" page 29.

         Withdrawals may be taxable, subject to withholding and subject to a penalty tax. Withdrawals from a qualified policy may be subject to severe restrictions and, in certain circumstances, prohibited. See "Federal Tax Matters" page 41.

Contingent Deferred Sales Load

          Transamerica does not deduct a sales charge when premiums are paid (although premium tax charges may be deducted). However, if any part of the policy value is withdrawn, a contingent deferred sales load of up to 6% of premiums may be deducted. After a premium has been held by Transamerica for seven years, it may be withdrawn without charge. No contingent deferred sales load is assessed on payment of the death benefit, on transfers within the policy, or on certain annuitizations. See "Contingent Deferred Sales Load" page 34, and "Withdrawals" page 29.

         Also, beginning 30 days from the policy effective date (or the end of the free look period if later), any portion of the "allowed amount" may be withdrawn each policy year without imposition of any contingent deferred sales load. The allowed amount for each policy year is equal to 15% of premiums, that were received during the last seven years, as of the prior policy anniversary, less any withdrawals already taken that policy year. All premiums not previously withdrawn that have been held at least seven years are not subject to a contingent deferred sales load. For purposes of calculating the contingent deferred sales load, withdrawals will be considered to be taken first from premiums, on a first in/first out basis, and then from earnings.

Other Charges and Deductions

         Transamerica deducts a mortality and expense risk charge of 1.20% (annually) of the assets in the variable account and an administrative expense charge of 0.15% (annually) of these assets. The administrative expense charge may change, but it is guaranteed not to exceed a maximum effective annual rate of 0.35%. See "Mortality and Expense Risk Charge" page 36 and "Administrative Charges" page 35.

         An policy fee of currently $30 (or 2% of the policy value, if less) is deducted at the end of each policy year and upon surrender. If the policy value is more than $50,000 on the last business day of a policy year (or as of the date the policy is surrendered), the policy fee will be waived for that year.

         After the annuity date, the annual annuity fee of $30 will be deducted in equal installments from each periodic payment under the variable payment option.

     For each transfer in excess of 18 during a policy year, a transfer fee of $10 will be imposed. See "Transfer Fee" page 37.

         Also, New York currently has no premium tax nor retaliatory premium tax. If New York imposes these taxes in the future, or if the owner is or becomes a resident of a state other than New York where such taxes apply, the charges could be deducted from premiums and/or from the annuity purchase amount upon annuitization (See "Premium Tax Charges" page 36.)

         Currently, no fees are deducted for any other services or options under the policy. However, Transamerica does reserve the right to impose fees to cover processing for certain services and options in the future, including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.

Variable Policy Fee Table

         The purpose of this table is to assist in understanding the various costs and expenses that the owner will bear directly and indirectly. The table reflects expenses of the variable account as well as of the mutual fund portfolios. The table assumes that the entire policy value is in the variable account. The information below should be considered together with the narrative provided under the heading "Charges, Fees and Deductions" on page 34of this prospectus, and with the prospectuses for the portfolios. In addition to the expenses listed below, premium tax charges may be applicable.

                                  Sales Load(1)


Sales Load Imposed on Premiums                        0

Maximum Contingent Deferred Sales Load(2)             6%


  Range of Contingent Deferred Sales Load Over Time
                    Years Since                   Contingent Deferred Sales Load
                 Premium  Receipt                  (as a percentage of premium)
      Less than 1 year                                         6%
      1 year but less than 2 years                             6%
      2 years but less than 3 years                            5%
      3 years but less than  4 years                           5%
      4 years but less than  5 years                           4%
      5 years but less than 6 years                            4%
      6 years but less 7 years                                 2%
      7 or more years                                          0%


                              Other Policy Expenses

                    Transfer Fee (first 18 per policy year)(3)              0
                    Fees For Other Services and Options(4)                  0
                    Account Fee(5)                                          $30



                       Variable Account Annual Expenses(6)
               (as a percentage of the variable accumulated value)
                     Mortality and Expense Risk Charge 1.20%
                     Administrative Expense Charge(7) 0.15%
                  Total Variable Account Annual Expenses 1.35%


                               Portfolio Expenses
  (as a percentage of assets after fee waiver and/or expense reimbursement)(7)

                                                                                                       Total
                                                                                                     Portfolio
                                                             Management              Other             Annual
                      Portfolio                                 Fees               Expenses           Expenses
Alger American Income & Growth                                 0.625                 0.115              0.74
Alliance VPF Growth & Income                                    0.63                 0.09               0.72
Alliance VPF Premier Growth                                     1.00                 0.08               1.08
Dreyfus VIF Capital Appreciation                                0.75                 0.05               0.80
Dreyfus VIF Small Cap                                           0.75                 0.03               0.78
Janus Aspen Balanced                                            0.77                 0.06               0.83
Janus Aspen Worldwide Growth                                    0.66                 0.08               0.74
MFS VIT Emerging Growth                                         0.75                 0.12               0.87
MFS VIT Growth with Income                                      0.75                 0.25               1.00
MFS VIT Research                                                0.75                 0.13               0.88
Morgan Stanley UF Fixed Income                                  0.00                 0.70               0.70
Morgan Stanley UF High Yield                                    0.00                 0.80               0.80
Morgan Stanley UF International Magnum                          0.00                 1.15               1.15
OCC Accumulation Trust Managed                                  0.80                 0.07               0.87
OCC Accumulation Trust Small Cap                                0.80                 0.17               0.97
Transamerica VIF Growth                                         0.62                 0.23               0.85
Transamerica VIF Money Market                                   0.35                 0.25               0.60

Expense information regarding the portfolios has been provided by the portfolios. In preparing the tables above and below and the examples that follow, Transamerica has relied on the figures provided by the portfolios. Transamerica has no reason to doubt the accuracy of that information, but Transamerica has not verified those figures. These figures are for the year ended December 31, 1997, except for the Transamerica VIF Money Market Portfolio which are estimates for the year 1998, its first year of operation. Actual expenses in future years may be higher or lower than these figures.

Notes to Fee Table:

(1) The contingent deferred sales load applies to each policy, regardless of how the account value is allocated between the variable account and the fixed account.

     (2) A portion of the premiums may be withdrawn each policy year without imposition of any contingent deferred sales load, and after seven years, a premium may be withdrawn free of any contingent deferred sales load. See "Charges, Fees and Deductions" page 34.
  (3) A  transfer  fee of $10 will be
imposed for each transfer in excess of 18 in a policy year. See "Charges, Fees and Deductions" page 34.

(4) Transamerica currently does not impose fees for any other services, or options. However, Transamerica reserves the right to impose a fee for various services and options including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.

(5) The current account fee is $30 (or 2% of the account value, if less) per policy year. This fee will be waived for account values over $50,000. See "Charges, Fees and Deductions" page 34.

(6) The variable account annual expenses do not apply to the general account options.

     (7) The current annual administrative expense charge of 0.15% may be increased to no more than 0.35%. See "Charges, Fees and Deductions" page 34.

(8) From time to time, the portfolios' investment advisers, each in its own discretion, may voluntarily waive all or part of their fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the Portfolio Expenses table are the expenses paid for 1997 (except for the Transamerica VIF Money Market Portfolio, which are estimates for
         1998). The expenses shown in that table reflect a portfolio's adviser's waivers of fees or reimbursement of expenses, if applicable, except for Alliance VPF Premier Growth. It is anticipated that such waivers or reimbursements will continue for calendar year 1998, except for
         Alliance VPF Premier Growth. The expenses shown for Alliance VPF Premier Growth are those that would have been incurred for 1997 had there been no reimbursement or waiver. The management fee, other expenses and total portfolios annual expenses for Alliance VPF Premier Growth for 1998 without waivers or reimbursements are estimated to be 1.00%, 0.08% and 1.08%, respectively. Without such waivers or reimbursements, the annual expenses for 1997 for certain portfolios would have been, as a percentage of assets, as follows:

                                                                                                Total
                                                                                              Portfolio
                                                               Management        Other         Annual
                                                                   Fee          Expenses       Expenses
          Janus Aspen Worldwide Growth                            0.72            0.09           0.81
          MFS VIT Growth with Income                              0.75            0.35           1.10
          Morgan Stanley UF Fixed Income                          0.40            1.31           1.71
          Morgan Stanley UF High Yield                            0.80            0.88           1.68
          Morgan Stanley UF International Magnum                  0.80            1.98           2.78
          Transamerica VIF Growth                                 0.75            0.23           0.98

         Without expense reimbursements, the management fee, other expenses and total portfolios expenses for the first year of operation for the Transamerica VIF Money Market Portfolio are expected to be 0.35%, 0.45% and 0.80%, respectively. There were no fee waivers or expense reimbursements during 1997 for the Alger American Income and Growth Portfolio, Alliance VPF Growth & Income Portfolio, Dreyfus VIF Capital Appreciation Portfolio, Dreyfus VIF Small Cap Portfolio, Janus Aspen Balanced Portfolio, MFS VIT Emerging Growth Portfolio, MFS VIT Research Portfolio, OCC Accumulation Trust Managed Portfolio or OCC Accumulation Trust Small Cap Portfolio.

EXAMPLES

         The following tables show the total expenses an owner would incur in various situations assuming a $1,000 investment and a 5% annual return on assets.

         These examples assume an average policy value of $40,000 and, therefore, a deduction of 0.075% has been made to reflect the $30 policy fee. These examples also assume that all amounts were allocated to the variable sub-account indicated. These examples also assume that no transfer fees or other option or service fees or premium tax charges have been assessed. Premium tax charges may be applicable, but are not currently assessed by the State of New York. See "Premium Tax Charges" page 36.

         Examples 1 through 3 show expenses for policies based upon the expenses incurred by the portfolio for 1997, including any fee waivers or expenses reimbursements for the portfolios for1997. There is no guarantee that any fee waivers or expense reimbursements will continue in the future. For annuitizations before the first policy anniversary, and for annuitizations under a form that does not include life contingencies, the contingent deferred sales load may apply (see expense examples in column 1).


                                                                                               3.  If the owner
Examples 1-3                                                                                   elects to annuitize at
An owner would pay the following expenses on   1.  If the owner        2.  If the owner does   the end of the
a $1,000 investment, assuming a 5% annual      surrenders the policy   not surrender and       applicable period
return on assets:                              at the end of the       does not annuitize      under a Settlement
                                               applicable time         the policy:             Option with life
                                               period:                                         contingencies:

                                                  1 Year      3 Years     1 Year      3 Years    1 Year       3 Years

Alger American Income & Growth                   75.96       112.76      21.96       67.76       21.96        67.76

Alliance VPF Growth and Income                   75.76       112.15      21.76       67.15       21.76        67.15

Alliance VPF Premium Growth                      79.10       124.95      25.60       79.95       25.60        79.95

Dreyfus VIF Capital Appreciation                 76.56       114.57      22.56       69.57       22.56        69.57

Dreyfus VIF Small Cap                            76.36       113.97      22.36       68.97       22.36        68.97

Janus Aspen Balanced                             76.86       115.48      22.86       70.48       22.86        70.48

Janus Aspen Worldwide Growth                     75.96       112.76      21.96       67.76       21.96        67.76

MFS VI Growth with Income                        78.56       120.60      24.56       75.60       24.56        75.60

MFS VIT Emerging Growth                          77.26       116.69      23.26       71.69       23.26        71.69

MFS VIT Research                                 77.36       116.99      23.36       71.99       23.36        71.99

Morgan Stanley UF Fixed Income                   75.56       111.54      21.56       66.54       21.56        66.54

Morgan Stanley UF High Yield                     76.56       114.57      22.56       69.57       22.56        69.57

Morgan Stanley UF International Magnum           80.06       125.10      26.06       80.10       26.06        80.10

OCC Accumulation Trust Managed                   77.23       116.39      23.23       71.39       23.23        71.39

OCC Accumulation Trust Small Cap                 78.24       119.50      24.24       74.50       24.24        74.50

Transamerica VIF Growth                          77.06       116.08      23.06       71.08       23.06        71.08

Transamerica VIF Money Market                    74.55       108.51      20.55       63.51       20.55        63.51


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES IN THE POLICY. THE ASSUMED 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THIS ASSUMED RATE.

Settlement Option Payments

         Settlement option payments will be made either on a fixed basis or a variable basis or a combination of a fixed and variable basis, as you select. You have flexibility in choosing the annuity date, but it may generally not be a date later than the annuitant's 90th birthday. Certain qualified policies may have restrictions as to the annuity date and the types of settlement options available.
See "Settlement Option Payments" page 38.

     Four settlement  options are available under the policy:  (1) life annuity;
(2) life and contingent annuity; (3) life annuity with period certain; and (4) joint and survivor annuity. See "Settlement Option Forms" page 40.

Death of Owner Before the Annuity Date

         If an owner dies prior to the annuity date and before either the owner's or any joint owner's 85th birthday, the death benefit for the policy will be the greatest of (a) the policy value or (b) the sum of all premiums paid to the policy, less withdrawals and applicable premium tax charges, or (c) the highest policy value on any policy anniversary prior to the earlier of the owner's or joint owner's 85th birthday, plus premiums made and less withdrawals and applicable premium tax charges since that policy anniversary. If death occurs after the earlier of the owner's or joint owner's 85th birthday, the death benefit will be the policy value. If the owner is not a natural person, the annuitant will be treated as the owner(s) for purposes of the death benefit.

         The death benefit will generally be paid within seven days of receipt of the required proof of death of the owner and election of the method of settlement or as soon thereafter as Transamerica has sufficient information to make the payment. If no settlement method is elected the death benefit will be distributed within five years after the owner's death. No contingent deferred sales load is imposed. The death benefit may be paid as either a lump sum or as a settlement option. See "Death Benefit" page 31.

Federal Income Tax Consequences

         An owner who is a natural person generally should not be taxed on increases in the policy value until a distribution under the policy occurs (e.g., a withdrawal or settlement option payment) or is deemed to occur (e.g., a pledge, loan, or assignment of a policy). Generally, a portion (up to 100%) of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise (although withholding is mandatory for certain qualified policies). In addition, a federal penalty tax may apply to certain distributions. See "Federal Tax Matters" page 41.

Right to Cancel

         The owner has the right to examine the policy for a limited period, known as a "free look period." The owner can cancel the policy during this period by delivering a written notice of cancellation or sending a telegram and returning the policy to (a) the agent through whom the policy was purchased or
(b) the Service Center before midnight of the tenth day after receipt of the policy (or longer if required by state law). Notice given by mail and return of the policy by mail, properly addressed and postage prepaid, will be deemed by Transamerica to have been made on the date postmarked. Unless otherwise required by law, Transamerica will refund the premium(s) allocated to the fixed account (less any withdrawals) plus the variable accumulated value as of the date the written notice and the policy are received by Transamerica. See "Premiums" page 24 and "Policy Value" page 26.

Questions

         Questions about procedures or the policy can be answered by the Transamerica Annuity Service Center ("Service Center"), at P.O. Box 31848, Charlotte, North Carolina 28231-1848, telephone (800) 258-4260. All inquiries should include the policy number and the owner's name.

         NOTE: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this prospectus and in the prospectuses for the portfolios which should be referred to for more detailed information. With respect to qualified policies, it should be noted that the requirements of a particular retirement plan, an endorsement to the policy, or limitations or penalties imposed by the Code or the Employee Retirement Income Security Act of 1974, as amended, may impose additional limits or restrictions on premiums, withdrawals, distributions, or benefits, or on other provisions of the policy. This prospectus does not describe such limitations or restrictions. See "Federal Tax Matters" page 41.

CONDENSED FINANCIAL INFORMATION

         Because the variable account has not yet commenced operations, there are no financial statements available.

TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK AND THE VARIABLE ACCOUNT

Transamerica Life Insurance Company of New York

         Transamerica Life Insurance Company of New York (formerly called First Transamerica Life Insurance Company) ("Transamerica") is a stock life insurance company incorporated under the laws of the State of New York on February 5, 1986. It is principally engaged in the sale of life insurance and annuity policies. Transamerica is a wholly-owned subsidiary of Transamerica Occidental Life Insurance Company, which in turn is an indirect wholly-owned subsidiary of Transamerica Corporation, a financial services organization. The address of Transamerica is 100 Manhattanville Road, Purchase, New York 10577. The name change for Transamerica became effective May 1, 1997.

Published Ratings

         Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The ratings reflect the financial strength and/or claims-paying ability of Transamerica and should not be considered as bearing on the investment performance of the variable account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of Transamerica as measured by Standard & Poor's Insurance Ratings Services,
Moody's, or Duff & Phelps may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms, including its obligations under the fixed account of this policy. Such ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

The Variable Account

         Separate Account VA-6NY of Transamerica (the "variable account") was established by Transamerica as a separate account under the laws of the State of New York pursuant to September 11, 1996, resolutions of Transamerica's Board of Directors. The variable account is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the variable account.

         The assets of the variable account are owned by Transamerica but they are held separately from the other assets of Transamerica. Section 4240 of the New York Insurance Code provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account). Income, gains and losses incurred on the assets in the variable account, whether or not realized, are credited to or charged against the variable account without regard to other income, gains or losses of Transamerica. Therefore, the investment performance of the variable account is entirely independent of the investment performance of Transamerica's general account assets or any other separate account maintained by Transamerica.

         The variable account currently has seventeen variable sub-accounts available under the policy, each of which invests solely in a specific corresponding portfolio. Changes to the variable sub-accounts may be made at the discretion of Transamerica. See "Addition, Deletion, or Substitution" page 23.

THE PORTFOLIOS

         Each of the variable sub-accounts offered under the policy invests exclusively in one of the portfolios. Descriptions of each portfolio's investment objectives follow. The management fees listed below are fees specified in the applicable advisory policy (i.e., before any fee waivers).

The Income and Growth Portfolio of The Alger American Fund seeks, primarily, a high level of dividend income. Capital appreciation is a secondary objective of the portfolio. Except during temporary defensive periods, the portfolio attempts to invest 100%, and it is a fundamental policy of the portfolio to invest at least 65%, of its total assets in dividend paying equity securities. Alger
Management will favor securities it believes also offer opportunities for capital appreciation. The portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

Adviser:  Fred Alger Management, Inc.  Management Fee:  0.625%.

The Growth and Income Portfolio of the Alliance Variable Products Series Fund, Inc., seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. Whenever the economic outlook is unfavorable for investment in common stock, investments in other types of securities, such as bonds, convertible bonds, preferred stock and convertible preferred stocks may be made by the portfolio. Purchases and sales of portfolio securities are made at such times and in such amounts as are deemed advisable in light of market, economic and other conditions.

Adviser:  Alliance Capital Management L.P.  Management Fee:  0.625%.

The Premier Growth Portfolio of Alliance Variable Products Series Fund, Inc., seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. The portfolio will invest predominantly in the equity securities (common stocks, securities convertible into commons stocks and rights and warrants to subscribe for or purchase common stocks) of a limited number of large, carefully selected, high-quality U.S. companies that, in the judgment of the Adviser, are likely to achieve superior earnings growth. The portfolio investments in the 25 such companies most highly regarded at any point in time by the Adviser will usually constitute approximately 70% of the portfolio's net assets. The portfolio thus differs from more typical equity mutual funds by investing most of its assets in a relatively small number of intensively researched companies. The portfolio will, under normal circumstances, invest at least 85% of the value of its total assets in the equity securities of U.S.
companies.

Adviser:  Alliance Capital Management L.P.  Management Fee:  1%.

The Capital Appreciation Portfolio of the Dreyfus Variable Investment Fund is a diversified portfolio, the primary investment objective of which is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. During periods which the Sub-Adviser determines to be of market strength, the portfolio acts aggressively to increase shareholders' capital by investing principally in common stocks of domestic and foreign issuers, common stocks with warrants attached and debt securities of foreign governments. The portfolio will seek investment opportunities generally in large capitalization companies (those with market capitalizations exceeding $500 million) which the Sub-Adviser believes have the potential to experience above average and predictable earnings growth.

Adviser:  The Dreyfus Corporation.  Sub-Adviser:  Fayez Sarofim & Co. Management
Fee: 0.75%.

The Small Cap Portfolio of the Dreyfus Variable Investment Fund seeks to maximize capital appreciation. It seeks to achieve its objective by investing principally in common stocks. Under normal market conditions, the portfolio will invest at least 65% of its total assets in companies with market capitalizations of less than $1.5 billion at the time of purchase which The Dreyfus Corporation believes to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.

Adviser:  The Dreyfus Corporation.  Management Fee:  0.75%.

The Balanced Portfolio of the Janus Aspen Series seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It is a diversified portfolio that, under normal circumstances, pursues its objective by investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This portfolio normally invests at least 25% of its assets in fixed-income senior securities, which include debt securities and preferred stocks.

Adviser: Janus Capital Corporation. Management Fee: 0.75% of the first $300 million plus 0.70% of the next $200 million plus 0.65% of the assets over $500 million.

The Worldwide Growth Portfolio of the Janus Aspen Series seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The portfolio has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

Adviser: Janus Capital Corporation. Management Fee: 0.75% of the first $300 million plus 0.70% of the next $200 million plus 0.65% of the assets over $500 million.

The Emerging Growth Series of the MFS Variable Insurance Trust seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital. The policy is to invest primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of companies that the Adviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies). While the portfolio will invest primarily in common stocks, the portfolio may, to a limited extent, seek appreciation in other types of securities such as fixed income securities (which may be unrated), convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments. The portfolio may invest in non-convertible fixed income securities rated lower than "investment grade" (commonly known as "junk bonds") or in comparable unrated securities, when, in the opinion of the Adviser, such an investment presents a greater opportunity for appreciation with comparable risk to an investment in "investment grade" securities. Under normal market conditions the portfolio will invest not more than 5% of its net assets in these securities. Consistent with its investment objective and policies described above, the portfolio may also invest up to 25% (and generally expects to invest not more than 15%) of its net assets in foreign securities (including emerging market securities and Brady Bonds) which are not traded on a U.S. exchange.

Adviser:  Massachusetts Financial Services Company.  Management Fee:  0.75%.

The Growth with Income Series of the MFS Variable Insurance Trust seeks reasonable current income and long-term growth of capital and income. Under normal market conditions, the portfolio will invest at least 65% of its assets in equity securities of companies that are believed to have long-term prospects for growth and income. Equity securities in which the portfolio may invest include the following: common stocks, preferred stocks and preference stock; securities such as bonds, warrants or rights that are convertible into stocks; and depository receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. Consistent with its investment objective and policies described above, the portfolio may also invest up to 75% (and generally expects to invest no more than 15%) of its net assets in foreign securities (including emerging market securities and Brady Bonds) which are not traded on a U.S. exchange.

Adviser:  Massachusetts Financial Services Company.  Management Fee:  0.75%.

The Research Series of the MFS Variable Insurance Trust seeks long-term growth of capital and future income. The policy is to invest a substantial proportion of its assets in equity securities of companies believed to possess better than average prospects for long-term growth. Equity securities in which the portfolio may invest include the following: common stocks, preferred stocks and preference stocks, securities such as bonds, warrants or rights that are convertible into stocks and depository receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well-managed companies. The portfolio's non-convertible debt investments, if any, may consist of "investment grade" securities, and, with respect to no more than 10% of the portfolio's net assets, securities in the lower rated categories or securities which the Adviser believes to be a similar quality to these lower rated securities (commonly know as "junk bonds"). Consistent with its investment objective and policies described above, the portfolio may also invest up to 20% of its net assets in foreign securities (including emerging market securities) which are not traded on a U.S.
exchange.

Adviser:  Massachusetts Financial Services Company.  Management Fee:   0.75%.

The Fixed Income Portfolio of the Morgan Stanley Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of U.S. government and agencies, corporate bonds, mortgage backed securities, foreign bonds and other fixed income securities and derivatives. The portfolio's average weighted maturity will ordinarily exceed five years and will usually be between five and fifteen years.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.40% of the first $500 million plus 0.35% of the next $500 million plus 0.30% of the assets over $1 billion.

The High Yield Portfolio of the Morgan Stanley Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities of U. S. and foreign issuers, including corporate bonds and other fixed income securities and derivatives. High yield securities are rated below investment grade and are commonly referred to as "junk bonds." The portfolio's average weighted maturity will ordinarily exceed five years and will usually be between five and fifteen years.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.50% of first $500 million plus 0.45% of next $500 million plus 0.40% of the assets over $1 billion.

The International Magnum Portfolio of the Morgan Stanley Universal Funds, Inc., seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries. The countries in which the portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index, which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (collectively the "EAFE countries"). The portfolio may invest up to 5% of its total assets in securities of issuers domiciled in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the portfolio will be invested in equity securities of issuers in at least three different EAFE countries.

Adviser: Morgan Stanley Asset Management Inc. Management Fee: 0.80% of the first $500 million plus 0.75% of the next $500 million plus 0.70% of the assets over $1 billion.

The Managed Portfolio of the OCC Accumulation Trust seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Adviser's assessments of the relative outlook for such investments. Debt securities are expected to be predominantly investment grade intermediate to long term U.S. Government and corporate debt, although the portfolio will also invest in high quality short term money market and cash equivalent securities and may invest almost all of its assets in such securities when the Adviser deems it advisable in order to preserve capital. In addition, the portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.

Adviser: OpCap Advisors. Management Fee: 0.80% of first $400 million plus 0.75% of next $400 million plus 0.70% of the assets over $800 million.

The Small Cap Portfolio of the OCC Accumulation Trust seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations of under $1 billion. Under normal circumstances at least 65% of the portfolio's assets will be invested in equity securities. The majority of securities purchased by the portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market, and will also include options, warrants, bonds, notes and debentures which are convertible into or exchangeable for, or which grant a right to purchase or sell, such securities. In addition, the portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.

Adviser: OpCap Advisors. Management Fee: 0.80% of the first $400 million plus 0.75% of the next $400 million plus 0.70% of assets over $800 million.

The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., seeks long-term capital growth. Common stock (listed and unlisted) is the basic form of investment. The Growth Portfolio invests primarily in common stocks of growth companies that are considered by the manager to be premier companies. In the manager's view, characteristics of premier companies include one or more of the following: dominant market share; leading brand recognition; proprietary products or technology; low-cost production capability; and excellent management with shareholder orientation. The manager of the Portfolio believes in long-term investing and places great emphasis on the sustainability of the above competitive advantages. Unless market conditions indicate otherwise, the manager also tries to keep the Portfolio fully invested in equity-type securities and does not try to time stock market movements. When in the judgment of the Sub-Adviser market conditions warrant, the portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments. The portfolio may invest up to 10% of its assets in debt securities having a call on common stocks that are rated below investment grade.

Adviser:   Transamerica   Occidental   Life  Insurance   Company.   Sub-Adviser:
Transamerica Investment Services, Inc. Management Fee: 0.75%.

The Money Market Portfolio of the Transamerica Variable Insurance Fund, Inc., seeks to maximize current income from money market securities consistent with liquidity and the preservation of principal. The portfolio invests primarily in high quality U. S. dollar-denominated money market instruments with remaining maturities of 13 months or less, including: obligations issued or guaranteed by the U. S. and foreign governments and their agencies and instrumentalities; obligations of U. S. and foreign banks, or their foreign branches, and U. S. savings banks; short-term corporate obligations, including commercial paper, notes and bonds; other short-term debt obligations with remaining maturities of 397 days or less; and repurchase agreements involving any of the securities mentioned above. The portfolio may also purchase other marketable, non-convertible corporate debt securities of U. S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities.

Adviser:   Transamerica   Occidental   Life  Insurance   Company.   Sub-Adviser:
Transamerica Investment Services, Inc. Management Fee: 0.35%.

          Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. THERE IS NO ASSURANCE THAT ANY OF THESE PORTFOLIOS WILL ACHIEVE THEIR STATED OBJECTIVES.

         An investment in the policy is not a deposit or obligation of, or guaranteed or endorsed, by any bank, nor is the policy federally insured by the Federal Deposit Insurance Corporation or any other government agency. Investing in the policy involves certain investment risks, including possible loss of principal.

         Since all of the portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica as well as other insurance companies, there is a possibility that a material conflict may arise between the interests of the variable account and one or more other separate accounts investing in the portfolios. In the event of a material conflict, the affected insurance companies will take any necessary steps to resolve the matter, including stopping their separate accounts from investing in the portfolios. See the portfolios' prospectuses for greater details.

         Additional information concerning the investment objectives and policies of all of the portfolios, the investment advisory services and administrative services and charges can be found in the current prospectuses for the portfolios which accompany this prospectus. The portfolios' prospectuses should be read carefully before any decision is made concerning the allocation of premiums to, or transfers among, the variable sub-accounts.

         Transamerica may receive payments from some or all of the portfolios or their advisers, in varying amounts, that may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.

Addition, Deletion, or Substitution

         Transamerica does not control the portfolios and cannot guarantee that any of the variable sub-accounts offered under this policy or any of the portfolios will always be available for allocation of premiums or transfers. Transamerica retains the right to make changes in the variable account and in its investments.

         Transamerica reserves the right to eliminate the shares of any portfolio held by a variable sub-account and to substitute shares of another portfolio or of another investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, a substitution of shares attributable to the owner's interest in a variable sub-account will not be made without prior notice to the owner and the prior approval of the Commission. Nothing contained herein shall prevent the variable account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable policies on the basis of requests made by owners.

         New variable sub-accounts for the policies may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions so warrant. Any new variable sub-accounts will be made available to existing owners on a basis to be determined by Transamerica. Each additional variable sub-account will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more variable sub-accounts if, in its sole discretion, marketing, tax, investment or other conditions so warrant. In the event any variable sub-account is eliminated, Transamerica will notify owners and request a re-allocation of the amounts invested in the eliminated variable sub-account.

         In the event of any substitution or change, Transamerica may make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the variable account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

         Subject to the approval of the New York Insurance Department, Transamerica reserves the right to eliminate the shares of any Portfolio held by a sub-account, and to substitute shares of another portfolio or of another investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, a substitution of shares attributable to the owner's interest in a sub-account will not be made without prior notice to the owner and the prior approval of the Commission. Nothing contained herein shall prevent the variable account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable policies on the basis of requests made by Owners.

THE POLICY

         The policy is a flexible premium deferred annuity policy. The rights and benefits are described below and in the individual policy; however, Transamerica reserves the right to make any modification to conform the policy to, or give the owner the benefit of, any federal or state statute or rule or regulation. The obligations under the policy are obligations of Transamerica. The policies are available on a non-qualified basis and on a qualified basis. Policies available on a qualified basis are as follows: (1) rollover and contributory individual retirement annuities (IRAs) under Code Sections 408(a) and 408(b); (2) conversion and contributory Roth IRAs under Code Section 408A;
(3) simplified employee pension plans (SEP/IRAs) that qualify for special federal income tax treatment under Code Section 408(k); (4) Code Section 403(b) annuities; and (5) qualified pension and profit sharing plans intended to qualify under Code Section 401. Generally, qualified policies contain certain restrictive provisions limiting the timing and amount of premiums to, and distributions from, the qualified policy. For further discussion concerning qualified policies, see "Federal Tax Matters" page 41.

Ownership

         The owner is entitled to the rights granted by the policy. If the owner dies, the rights of the owner belong to the joint owner, if any, and then to the owner's beneficiary. If there are joint owners, the one designated as the primary owner will receive all mail and any tax reporting information.

         For non-qualified policies, the owner is entitled to designate the annuitant(s) and, if the owner is an individual, the owner can change the annuitant(s) at any time before the annuity date. Any such change will be subject to our then current underwriting requirements. Transamerica reserves the right to reject any change of annuitant(s) which has been made without our prior written consent.

         If the owner is not an individual, the annuitant(s) may not be changed once the policy is issued. Different rules apply to qualified contracts. See "Federal Tax Matters," page 41.

         For each policy, a different account will be established and values, benefits and charges will be calculated separately. The various administrative rules described below will apply separately to each policy, unless otherwise noted.

PREMIUMS

Premiums

         All premiums must be paid to the Service Center. A confirmation will be issued to the owner upon the acceptance of each premium.

          The initial premium must be at least $5,000 ($2,000 for contributory IRAs, SEP/IRAs and Roth IRAs).

         The policy will be issued and the initial premium generally will be credited within two business days after the receipt of both sufficient information to issue a policy and the initial premium at the Service Center. Acceptance is subject to sufficient information being provided in a form acceptable to Transamerica, and Transamerica reserves the right to reject any request for issuance of a policy or premium. Contracts normally will not be issued with respect to owners, joint owners, or annuitants more than 90 years old, although Transamerica in its discretion may waive this restriction in appropriate cases. Transamerica further reserves the right to not accept premiums after the owners' (or annuitants' if non-individual owner) 91st birthday.

         If the initial premium allocated to the variable sub-account(s) cannot be credited within two days of receipt of the premium and information requesting issuance of a policy because the information is incomplete, false or inconsistent, then Transamerica will contact the owner, explain the reason for the delay and will refund the initial premium within five business days, unless the owner consents to Transamerica retaining the initial premium and crediting it as soon as the requirements are fulfilled.

         Additional premiums may be made at any time prior to the annuity date. Additional premiums must be at least $1,000 or at least $100 if made pursuant to an automatic premium plan under which the additional premiums are automatically deducted from a bank account and allocated to the policy. In addition, minimum allocation amounts apply (see "Allocation of Purchase Payments" below). Additional premiums are credited to the policy as of the date the payment is received.

         Total premiums for any policy may not exceed $1,000,000 without prior approval of Transamerica.

         In no event may the sum of all premiums for a policy during any taxable year exceed the limits imposed by any applicable federal or state law, rules, or regulations.

Allocation of Premiums

         You specify how premiums will be allocated under the policy. You may allocate premiums between and among one or more of the variable sub-accounts and the fixed account as long as the portions are whole number percentages and any allocation percentage for a variable sub-account is at least 10%. In addition, there is a minimum allocation of $1000 to any variable sub-account and the fixed account. Transamerica may waive this minimum allocation amount under certain options and circumstances.

         Each premium will be subject to the allocation percentages in effect at the time of receipt of such premium. The allocation percentages for additional premiums may be changed by the owner at any time by submitting a request for such change, in a form and manner acceptable to Transamerica, to the Service Center. Any changes to the allocation percentages are subject to the limitation(s) above. Any change will take effect with the first premium received with or after receipt by the Service Center of the request for such change and will continue in effect until subsequently changed.

         For IRAs, where Transamerica is required to return, upon the exercise of the free look option, the greater of the premium or account value, any initial allocation to the variable account may be held in the money market variable sub-account during the applicable 10 day free look period plus 5 days for delivery. Any such allocations to the money market variable sub-account will automatically be transferred at the end of this 15 day period according to the owner's requested allocation. Such transfer will not count against the 18 transfers allowed without charge during the first policy year.

Investment Option Limits

         Currently, the owner may not allocate amounts to more than eighteen investment options over the life of the policy. Investment options include variable sub-accounts and the fixed account. Each variable sub-account and the fixed account that ever received a transfer or premium allocation count as one towards this total of eighteen limit. Transamerica may waive this limit in the future.

         For example, if the owner makes an allocation to the money market variable sub-account and later transfers all amounts out of this money market variable sub-account, it would still count as one for the purposes of the limitation even if it held no value. If the owner transfers from a variable sub-account to another variable sub-account and later back to the first, the count towards the limitation would be two, not three.

POLICY VALUE

         Before the annuity date, the policy value is equal to: (a) the fixed account accumulated value plus (b) the variable accumulated value.

         The variable accumulated value is determined at the end of each valuation day. To determine the variable accumulated value on a day that is not a valuation day, the value as of the end of the next valuation day will be used. The variable accumulated value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected portfolios as well as the deductions for charges and fees. A valuation period is the period between successive valuation days. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation day and ends at the close of the New York Stock Exchange on the next succeeding valuation day. A valuation day is each day that the New York Stock Exchange is open for regular business.

         Premiums allocated to a variable sub-account are credited to the variable accumulated value in the form of variable accumulation units. The number of variable accumulation units credited for each variable sub-account is determined by dividing the premium allocated to the variable sub-account by the variable accumulation unit value for that variable sub-account. In the case of the initial premium, variable accumulation units for that payment will be credited to the variable accumulated value within two valuation days of the later of: (a) the date sufficient information, in an acceptable manner and form, is received at our Service Center; or (b) the date our Service Center receives the initial premium. In the case of any additional premium, variable accumulation units for that premium will be credited at the end of the valuation period during which Transamerica receives the premium.

         The value of a variable accumulation unit for each variable sub-account is established at the end of each valuation period and is calculated by multiplying the value of that unit at the end of the prior valuation period by the variable sub-account's net investment factor for the valuation period. The value of a variable accumulation unit may go up or down. The value of a variable accumulation unit is affected by the investment performance, expenses and deduction of certain charges of the portfolio in which that variable sub-account invests.

         The  net   investment   factor  is  used  to  determine  the  value  of
accumulation and annuity unit values for the end of a valuation period. The applicable formula can be found in the Statement of Additional Information.

         Transfers involving variable sub-accounts will result in the crediting and/or cancellation of variable accumulation units having a total value equal to the dollar amount being transferred to or from a particular variable sub-account. The crediting and cancellation of such units is made using the variable accumulation unit value of the applicable variable sub-account as of the end of the valuation day in which the transfer is effective.

TRANSFERS

Before the Annuity Date

         Before the annuity date, you may transfer all or any portion of the policy value among the variable sub-accounts. Transfers are restricted into or out of the fixed account. See "The Fixed Account" in Appendix A.

         Transfers among the variable sub-accounts may be made by submitting a request, in a form and manner acceptable to Transamerica, to the Service Center. The transfer request must specify: (1) the variable sub-account(s) and/or fixed account from which the transfer is to be made; (2) the amount of the transfer; and (3) the variable sub-account(s) and fixed account to receive the transferred amount. The minimum amount which may be transferred from the variable sub-accounts is $1,000. Transfers among the variable sub-accounts are also subject to such terms and conditions as may be imposed by the portfolios.

         Transamerica currently imposes a transfer fee of $10 for each transfer in excess of 18 made during the same policy year. Transamerica reserves the right to waive the transfer fee or vary the number of transfers without charge or not count transfers under certain options or services for purposes of the allowed number without charge. A transfer generally will be effective on the date the request for transfer is received by the Service Center.

         If a transfer reduces the value in a variable sub-account or in the fixed account to less than $1,000, then Transamerica reserves the right to transfer the remaining amount along with the amount requested to be transferred in accordance with the transfer instructions provided by the owner. Under current law, there will not be any tax liability for transfers within the policy.

Other Restrictions

         Transamerica reserves the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. Transamerica has determined that the movement of significant variable sub-policy values from one variable sub-account to another may prevent the underlying portfolio from taking advantage of investment opportunities because the portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in portfolio transaction costs which must be indirectly borne by owners. Therefore, Transamerica reserves the right to require that all transfer requests be made by the owner and not by a third party holding a power of attorney and to require that each transfer request be made by a separate communication to Transamerica. Transamerica also reserves the right to require that each transfer request be submitted in writing and be manually signed by the owner(s).

Dollar Cost Averaging

         Prior to the annuity date, the owner may request that amounts be automatically transferred on a monthly basis from a "source account," which is currently either the money market sub-account or the fixed account, to any of the variable sub-accounts by submitting a request to the Service Center in a form and manner acceptable to Transamerica. Other source accounts may be available; call the Service Center for availability. Only one source account can be elected at a time.

         The transfers will begin when the owner requests, but no sooner than one week following, receipt of such request, provided that dollar cost averaging transfers will not commence until the later of (a) 30 days after the policy effective date, or (b) the estimated end of the free look period (allowing 5 days for delivery). Transfers will continue for the number of consecutive months selected by the owner unless (1) terminated by the owner, (2) automatically terminated by Transamerica because there are insufficient amounts in the source account, or (3) for other reasons as described in the election form. The owner may request that monthly transfers be continued for a term then available by giving notice to the Service Center in a form and manner acceptable to Transamerica within 30 days prior to the last monthly transfer. If no request to continue the monthly transfers is made by the owner, this option will terminate automatically with the last transfer at the end of the term.

         In order to be eligible for dollar cost averaging, the following conditions must be met: (1) the value of the source account must be at least $5,000; (2) the minimum amount that can be transferred out of the source account is $250 per month; and (3) the minimum amount transferred into any other variable sub-account is the greater of $250 or 10% of the amount being transferred. These limits may be changed for new elections of this service. Dollar cost averaging transfers can not be made from a source account from which systematic withdrawals or automatic payouts are also being made. Dollar cost averaging may not be elected at the same time automatic asset rebalancing is in effect.

         There is currently no charge for the dollar cost averaging option and transfers due to dollar cost averaging currently will not count toward the number of transfers allowed without charge per policy year. Transamerica may charge in the future for dollar cost averaging.

         Dollar cost averaging transfers may not be made to the fixed account.

Automatic Asset Rebalancing

         After premiums have been allocated among the variable sub-accounts, the performance of each variable sub-account may cause proportions of the values in the variable sub-accounts to vary from the allocation percentages. The owner may instruct Transamerica to automatically rebalance the amounts in the variable account by reallocating amounts among the variable sub-accounts, at the time, and in the percentages, specified in the owner instructions to Transamerica and accepted by Transamerica. The owner may elect to have the rebalancing done on an annual, semi-annual or quarterly basis. The owner may elect to have amounts allocated among the variable sub-accounts using whole percentages, with a minimum of 10% allocated to each variable sub-account.

         The owner may elect to establish, change or terminate the automatic asset rebalancing by submitting a request to the Service Center in a form and manner acceptable to Transamerica. Automatic asset rebalancing currently will not count towards the number of transfers without charge in a policy year. Transamerica reserves the right to discontinue the automatic asset rebalancing service at any time for any reason. There is currently no charge for the automatic asset rebalancing service. Transamerica may in the future charge for this service and may count the transfers toward those allowed without charge.

         Automatic asset rebalancing may not be elected at the same time that dollar cost averaging is in effect.

After the Annuity Date

         If a variable payment option is elected, the owner may make transfers among variable sub-accounts after the annuity date by giving a written request to the Service Center, subject to the following provisions: (1) transfers after the annuity date may be made no more than four times during any policy year; and
(2) the minimum amount transferred from one variable sub-account to another is the amount supporting a current $50 monthly payment.

         Transfers among variable sub-accounts after the annuity date will be processed based on the formula outlined in the appendix in the Statement of Additional Information.

CASH WITHDRAWALS

         The owner of a non-qualified policy may withdraw all or part of the cash surrender value at any time prior to the annuity date by giving a written request to the Service Center. For qualified policies, reference should be made to the terms of the particular retirement plan or arrangement for any additional limitations or restrictions, including prohibitions on cash withdrawals. See "Federal Tax Matters," page 41. The cash surrender value is equal to the policy value, less any policy fee, contingent deferred sales load and premium tax charges. A full surrender will result in a cash withdrawal payment equal to the cash surrender value at the end of the valuation period during which the election is received along with all completed forms then required by Transamerica. No surrenders or withdrawals may be made after the annuity date. Partial withdrawals must be at least $1,000.

         In the case of a partial withdrawal, you may direct the Service Center to withdraw amounts from specific variable sub-account(s) and/or from the fixed account. If the owner does not specify, the withdrawal will be taken pro rata from policy value.

         A partial withdrawal request cannot be made if it would reduce the policy value to less than $2,000. In that case, the owner will be notified.

         Withdrawal (including surrender) requests generally will be processed as of the end of the valuation period during which the request, including all completed forms, is received. Payment of any cash withdrawal, settlement option payment or lump sum death benefit due from the variable account and processing of any transfers will occur within seven days from the date the election is received, except that Transamerica may postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Commission, or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners. The withdrawal request will be effective when all required withdrawal request forms are received. Payments of any amounts derived from a premium paid by check may be delayed until the check has cleared the owner's bank.

         Transamerica may delay payment of any withdrawal from the fixed account for up to six months after Transamerica receives the request for such withdrawal. If Transamerica delays payment for more than 30 days, Transamerica will pay interest on the withdrawal amount up to the date of payment.

         SINCE THE OWNER ASSUMES THE INVESTMENT RISK FOR ALL AMOUNTS IN THE VARIABLE ACCOUNT AND BECAUSE CERTAIN WITHDRAWALS ARE SUBJECT TO A CONTINGENT DEFERRED SALES LOAD AND OTHER CHARGES, THE TOTAL AMOUNT PAID UPON SURRENDER OF THE POLICY MAY BE MORE OR LESS THAN THE TOTAL PREMIUMS CONTRIBUTED.

         An owner may elect, under the systematic withdrawal option or automatic payout option (but not both), to withdraw certain amounts on a periodic basis from the variable sub-accounts prior to the annuity date.

         The tax consequences of a withdrawal or surrender are discussed later in this prospectus. See "Federal Tax Matters" page 41.

Systematic Withdrawal Option

         Prior to the annuity date, you may elect to have withdrawals automatically made from one or more variable sub-account(s) on a monthly basis. Other distribution modes may be permitted. The withdrawals will not begin until the later of (a) 30 days after the policy effective date or (b) the end of the free look period. Withdrawals will be from the variable sub-account(s) and in the percentage allocations that you specify. If no specifications are made, withdrawals will be pro rata based on value from all variable sub-account(s) and the fixed account, if it has value. Systematic withdrawals cannot be made from a variable sub-account from which dollar cost averaging transfers are being made and cannot be elected concurrently with the automatic payout option. The systematic withdrawal option is currently not available with respect to the fixed account.

         To be eligible for the systematic withdrawal option, the policy value must be at least $12,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Currently, the owner can elect any amount over $100 to be withdrawn systematically. The owner may also make partial withdrawals while receiving systematic withdrawals. If the total withdrawals (systematic, automatic, or partial) in a policy year exceed the allowed amount to be withdrawn without charge for that year, any applicable contingent deferred sales load will then apply.

         The withdrawals will continue indefinitely unless terminated. If this option is terminated it may not be elected again until the end of the next 12 full months.

         Transamerica reserves the right to impose an annual fee of up to $25 for processing payments under this option. This fee, which is currently waived, will be deducted in equal installments from each systematic withdrawal during a policy year.

         Systematic withdrawals may be taxable and, prior to age 59 1/2, subject to a 10% federal tax penalty. See "Federal Tax Matters," page 41.

Automatic Payout Option ("APO")

         Prior to the annuity date, for qualified policies, the owner may elect the automatic payout option (APO) to satisfy minimum distribution requirements under Sections 401(a)(9), 403(b), and 408(b)(3) of the Code. See "Federal Tax Matters" page 41. For IRAs and SEP/IRAs this may be elected no earlier than six months prior to the calendar year in which the owner attains age 70 1/2, but payments may not begin earlier than January of such calendar year. For other qualified policies, APO can be elected no earlier than six months prior to the later of when the owner (a) attains age 70 1/2; and (b) retires from employment. Additionally, APO withdrawals may not begin before the later of (a) 30 days after the policy effective date or (b) the end of the free look period. APO may be elected in any calendar month, but no later than the month of the owner's 84th birthday.

         Withdrawals will be from the variable sub-account(s) and in the percentage allocations you specify. If no specifications are made, withdrawals will be pro rata based on policy value. Withdrawals can not be made from a variable sub-account from which dollar cost averaging transfers are being made. The APO is not currently available with respect to the fixed account. The calculation of the APO amount will reflect the total policy value although the withdrawals are only from the variable sub-accounts. This calculation and APO are based solely on value in this policy.

         To be eligible for this option,  the following  conditions must be met:
(1) the policy value must be at least $12,000 at the time of election; (2) the annual withdrawal amount is the larger of the required minimum distribution under Code Sections 401(a)(9) or 408(b)(3) or $500. These conditions may change. Currently, withdrawals under this option are only paid annually.

          The withdrawals will continue indefinitely unless terminated. If there are insufficient amounts in the variable account to make a withdrawal, this option generally will terminate. Once terminated, APO may not be elected again.

DEATH BENEFIT

         If an owner dies before the annuity date, a death benefit is payable. If death occurs prior to any owner's or joint owner's 85th birthday, the death benefit will be equal to the greatest of (a), (b) or (c) where

         (a) is the policy value,
         (b) is the sum of all premiums made to the policy less withdrawals, and
         (c) is the highest policy value on any policy anniversary prior to the earlier of the owner's or joint owner's 85th birthday, plus premiums made less withdrawals taken since that policy anniversary.

         If the owner or joint owner dies before the annuity date and after either the deceased owner's or joint owner's 85th birthday, the death benefit is equal to the policy value.

         For purposes of calculating such death benefit, the policy value is determined as of the date the benefit is paid.

         If the owner is not a natural person, the annuitant(s) will be treated as the owner(s) for purposes of the death benefit. For example, if the owner is a trust that allows a person(s) other than the trustee to exercise the ownership rights under this certificate, such person(s) must be named annuitant(s) and will be treated as the owner(s) so the death benefit will be determined based on the age of the annuitant(s).

         An ownership change will be subject to our then current underwriting rules and may decrease the death benefit. However, such reduction will never decrease the death benefit below the policy value.

Payment of Death Benefit

         The death benefit is generally payable upon receipt of proof of death of the owner. Upon receipt of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment.

         The death benefit will be determined as of the end of the valuation period during which our Service Center receives both proof of death of the owner or joint owner and the written notice of the settlement option elected by the person to whom the death benefit is payable. If no settlement method is elected, the death benefit will be a lump sum distributed within five years after the owner's death.
No contingent deferred sales load will apply.

         Until the death benefit is paid, the policy value allocated to the variable account remains in the variable account, and fluctuates with investment performance of the applicable portfolio(s). Accordingly, the amount of the death benefit depends on the policy value at the time the death benefit is paid, not at the time of death.

Designation of Beneficiaries

         The owner may select one or more beneficiaries by designating the person(s) to receive the amounts payable under this policy if: the owner dies before the annuity date and there is no joint owner, or the owner dies after the annuity date and settlement option payments have begun under a selected settlement option that guarantees payments for a certain period of time. The interest of any beneficiary who dies before the owner will terminate at time of death of such beneficiary.

         A beneficiary may be named or changed at any time in a form and manner acceptable to us. Any change made to an irrevocable beneficiary must also include the written consent of the beneficiary, except as otherwise required by law.

         If more than one beneficiary is named, each named beneficiary will share equally in any benefits or rights granted by this policy unless the owner gives us other instructions at the time the beneficiaries are named.

          Transamerica may rely on any affidavit by any responsible person in determining the identity or non-existence of any beneficiary not identified by name

Death of Owner or Joint Owner Before the Annuity Date

         If the owner or joint owner dies before the annuity date, we will pay the death benefit as specified in this section. The entire death benefit will be distributed within five years after the owner's death. If the owner is not an individual, an annuitant's death will be treated as the death of the owner as provided in Code Section 72 (s)(6). For example, the policy will remain in force with the annuitant's surviving spouse as the new annuitant if:

         o        This policy is owned by a trust; and

         o The beneficiary is either the annuitant's surviving spouse or a trust holding the policy solely for the benefit of such spouse.

         The manner in which we will pay the death benefit depends on the status of the person(s) involved in the policy. The death benefit will be payable to the first person from the applicable list below:

If the owner is the annuitant:

         o        The joint owner, if any, then

         o        The beneficiary, if any.

If the owner is not the annuitant:

         o        The joint owner, if any; then

         o        The beneficiary, if any; then

         o        The annuitant; then

         o        The joint annuitant; if any.

If the death benefit is payable to the owner's surviving spouse (or to a trust for the sole benefit of such surviving spouse):

         We will continue this policy with the owner's spouse as the new annuitant (if the owner was the annuitant) and the new owner (if applicable), unless such spouse selects another option as provided below.

If the death benefit is payable to someone other that the owner's surviving spouse:

         We will pay the death benefit in a lump sum payment to, or for the benefit of, such person within five years after the owner's death, unless such person(s) selects another option as provided below.

In lieu of the automatic form of death benefit specified above:

         The person(s) to whom the death benefit is payable may elect to receive it:

         o        In a lump sum; or

         o As settlement option payments, provided the person making the election is an individual. Such payments must begin within one year after the owner's death and must be in equal amounts over a period of time not extending beyond the individual's life or life expectancy.

         Election of either option must be made no later than 60 days prior to the one-year anniversary of the owner's death. Otherwise, the death benefit will be settled under the appropriate automatic form of benefit specified above.

If the person to whom the death benefit is payable dies before the entire death benefit is paid:

         We will pay the remaining death benefit in a lump sum to the payee named by such person or, if no payee was named, to such person's estate.

If the death benefit is payable to a non-individual (subject to the special rule for a trust for the sole benefit of a surviving spouse):

         We will pay the death benefit in a lump sum within one year after the owner's death.

If the Annuitant Dies Before the Annuity Date

         If an owner and an annuitant are not the same individual and the annuitant (or the last of joint annuitants) dies before the annuity date, the owner will become the annuitant until a new annuitant is selected.

Death after the Annuity Date

         If an owner or the annuitant dies after the annuity date, any amounts payable will continue to be distributed at least as rapidly as under the settlement and payment option then in effect on the date of death.

         Upon the owner's death after the annuity date, any remaining ownership rights granted under this policy will pass to the person to whom the death benefit would have been paid if the owner had died before the annuity date, as specified above.

Survival Provision

         The interest of any person to whom the death benefit is payable who dies at the time of, or within 30 days after, the death of the owner will also terminate if no benefits have been paid to such beneficiary, unless the owner had given us written notice of some other arrangement.

CHARGES, FEES  AND DEDUCTIONS

         No deductions are currently made from premiums (although we reserve the right to charge for any applicable premium tax charges). Therefore, the full amount of the premiums is invested in one or more of the variable sub-accounts and/or the fixed account.

Contingent Deferred Sales Load

         No deduction for sales charges is made from premiums at the time they are made. However, a contingent deferred sales load of up to 6% of premiums may be imposed on certain withdrawals or surrenders to partially cover certain expenses incurred by Transamerica relating to the sale of the policy, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

         The contingent deferred sales load percentage varies according to the number of years between when a premium was credited to the policy and when the withdrawal is made. The amount of the contingent deferred sales load is determined by multiplying the amount withdrawn subject to the contingent deferred sales load by the contingent deferred sales load percentage in accordance with the following table. In no event shall the aggregate contingent deferred sales load assessed against the policy exceed 6% of the aggregate premiums.

Number of Years Since                     Contingent Deferred Sales Load
Receipt of Premium                          As a Percentage of Premium

Less than one year                                   6%
1 year but less than 2 years                         6%
2 years but less than 3 years                        5%
3 years but less than 4 years                        5%
4 years but less than 5 years                        4%
5 years but less than 6 years                        4%
6 years but less than 7 years                        2%
7 or more years                                      0%

Free Withdrawals - Allowed Amount

         Beginning 30 days after the policy effective date (or the end of the free-look period, if later), the owner may make a withdrawal up to the "allowed amount", without incurring a contingent deferred sales load each policy year, before the annuity date.

         The allowed amount each policy year is equal to 15% of the total premiums received during the last seven years determined as of the last policy anniversary less any withdrawals during the present policy year. In the first policy year, the 15% will be applied to the total premiums paid at the time of the first withdrawal.

         Premiums held for seven full years or more may be withdrawn without charge.

         Withdrawals will be made first from premiums on a first-in/first-out basis and then from earnings. The allowed amount may vary depending on the state of issuance. If the allowed amount is not fully withdrawn or paid out during a policy year, it does not carry over to the next policy year.

Other Free Withdrawals

         In  addition,  no  contingent  deferred  sales load is  assessed:  upon annuitization after the first policy year to an option involving life contingencies; or upon payment of the death benefit. Any applicable contingent deferred sales load will be deducted from the amount requested for both partial withdrawals (including withdrawals under the systematic withdrawal option or the APO) and full surrenders, unless the owner elects to "gross-up" the amount for a partial withdrawal to cover the applicable contingent deferred sales load.

Administrative Charges

         Policy Fee

         At the end of each policy year before the annuity date, Transamerica deducts an annual policy fee as partial compensation for expenses relating to the issue and maintenance of the policy and the variable account. The annual policy fee is equal to the lesser of $30 or 2% of the policy value. If the policy is surrendered, the policy fee, unless waived, will be deducted from a full surrender before the application of any continent deferred sales load. The policy fee will be deducted on a pro rata basis (based on values) from the policy value including both the variable sub-accounts and the fixed account. The policy fee for a policy year will be waived if the policy value exceeds $50,000 on the last business day of that policy year or as of the date the policy is surrendered.

         Annuity Fee

         After the annuity date, an annual annuity fee of $30 to help cover processing costs will be deducted in equal amounts from each variable payment made during the year ($2.50 each month if monthly payments). This fee will not be changed but may be waived. No annuity fee will be deducted from fixed payments.

         Administrative Expense Charge

         Transamerica also makes a daily deduction (the administrative expense charge) from the variable account (both before and after the policy date) at an effective current annual rate of 0.15% of assets held in each variable sub-account to reimburse Transamerica for administrative expenses. Transamerica reserves the right to increase or decrease this charge, but the charge is guaranteed not to exceed 0.35%. Transamerica will provide 30 days written notice of any change in fees. The administrative charges do not bear any relationship to the actual administrative costs of a particular policy. The administrative expense charge is reflected in the variable accumulation or variable annuity unit values for each variable sub-account.

Mortality and Expense Risk Charge

         Transamerica deducts a charge for bearing certain mortality and expense risks under the policies. This is a daily charge at an effective annual rate of 1.20% of the assets in the variable account. Transamerica guarantees that this charge of 1.20% will never increase. The mortality and expense risk charge is reflected in the variable accumulation and variable annuity unit values for each variable sub-account.

         Variable accumulated values and variable settlement option payments are not affected by changes in actual mortality experience incurred by Transamerica. The mortality risks assumed by Transamerica arise from its contractual obligations to make settlement option payments determined in accordance with the settlement option tables and other provisions contained in the policy and to pay death benefits prior to the annuity date.

         The expense risk assumed by Transamerica is the risk that Transamerica's actual expenses in administering the policies and the variable account will exceed the amount recovered through the administrative expense charge, policy fees, transfer fees and any fees imposed for certain options and services.

         If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on Transamerica. Conversely, if this charge is more than sufficient, any excess will be profit to Transamerica. Currently, Transamerica expects a profit from this charge.

         Transamerica anticipates that the contingent deferred sales load will not generate sufficient funds to pay the cost of distributing the policies. To the extent that the contingent deferred sales load is insufficient to cover the actual cost of policy distribution, the deficiency will be met from Transamerica's general corporate assets which may include amounts, if any, derived from the mortality and expense risk charge.

Premium Tax Charges

         Currently, New York has no premium tax or retaliatory premium tax. If New York imposes these taxes in the future, or if the owner is or becomes a resident of a state where such taxes apply, Transamerica will deduct applicable premium tax charges, including any retaliatory taxes paid with respect to a particular policy from the premiums, from amounts withdrawn, or from amounts applied on the Annuity Date.

Transfer Fee

         Transamerica currently imposes a fee for each transfer in excess of the first 18 in a single policy year. Transamerica will deduct the charge from the amount transferred. This fee is $10 and will be used to help cover Transamerica's costs of processing transfers. Transamerica reserves the right to waive this fee or to not count transfers under certain options and services as part of the number of allowed annual transfers without charge.

Option and Service Fees

         Transamerica reserves the right to impose reasonable fees for administrative expenses associated with processing certain options and services. These fees would be deducted from each use of the option or service during a policy year.

Taxes

         No charges are currently made for taxes. However, Transamerica reserves the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that Transamerica determines to be attributable to the policies.

Portfolio Expenses

         The value of the assets in the variable account reflects the value of portfolio shares and therefore the fees and expenses paid by each portfolio. A complete description of the fees, expenses, and deductions from the portfolios are found in the portfolios' prospectuses. See "The Portfolios" page 18.

Sales in Special Situations

         Transamerica may sell the contracts in special situations that are expected to involve reduced expenses for Transamerica. These instances may include: 1) sales in certain group arrangements, such as employee savings plans;
2) sales to current or former officers, directors and employees (and their families) of Transamerica and its affiliates; 3) sales to officers, directors, and employees (and their families) of the portfolios' investment advisers and their affiliates; and 4) sales to officers, directors, employees and sales agents (registered representatives) (and their families) of broker-dealers and other financial institutions that have sales agreements with Transamerica to sell the contracts. In these situations, 1) the contingent deferred sales load may be reduced or waived, 2) the mortality and expense risk charge or administration charges may be reduced or waived; and/or 3) certain amounts may be credited to the contract account value (for examples, amounts related to commissions or sales compensation otherwise payable to a broker-dealer may be credited to the contract account value. These reductions in fees or charges or credits to account value will not unfairly discriminate against any contract owner. These reductions in fees or charges or credits to account value are generally taxable and treated as purchase payments for purposes of income tax and any possible premium tax charge.

DISTRIBUTION OF THE POLICY

         Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter of the policies under a Distribution Agreement with Transamerica. TSSC may also serve as an underwriter and distributor of other policies issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 1150 South Olive Street, Los Angeles, California 90015. TSSC may enter into sales agreements with broker/dealers to solicit applications for the policies through registered representatives who are licensed to sell securities and variable insurance products.

         Under the Sales Agreements, TSSC will pay broker-dealers compensation based on a percentage of each premium. The percentage may be up to 5.75% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid. The compensation amounts paid brokers-dealers by TSSC are not deducted directly from, or directly reduce, a policy's value.

SETTLEMENT OPTION  PAYMENTS

Annuity Date

         The annuity date is the date that the annuitization phase of the policy begins. On the annuity date, we will apply the annuity amount (defined below) to provide payments under the settlement option selected by the owner. The annuity date is selected by the owner and may be changed from time to time by the owner by giving notice, in a form and manner acceptable to Transamerica, to the Service Center, provided that notice of each change is received by the Service Center at least thirty (30) days prior to the then-current annuity date. The annuity date cannot be earlier than the first policy anniversary except for certain qualified policies. The latest annuity date which may be elected is the first day of the calendar month immediately preceding the month of the annuitant's or joint annuitant's 90th birthday.

         The annuity date must be the first day of a calendar month. The first settlement option payment will be on the first day of the month immediately following the annuity date. Certain qualified policies may have restrictions as to the annuity date and the types of settlement options available. See "Federal Tax Matters" page 41.

Settlement Option Payments

         The annuity amount is the policy value, less any applicable contingent deferred sales load, and less any applicable premium tax charges. Any contingent deferred sales load will be waived if the settlement option payments involve life contingencies and begin on or after the first policy anniversary.

         If the amount of the monthly payment from the settlement option selected by the owner would result in a monthly settlement option payment of less than $20, or if the annuity amount is less than $2,000, Transamerica reserves the right to offer a less frequent mode of payment or pay the policy value in a cash payment. Monthly settlement option payments from the variable payment option will further be subject to a minimum monthly payment of $50 from each variable sub-account from which such payments are made.

         The owner may choose from the settlement options below. Transamerica may consent to other plans of payment before the annuity date. For settlement options involving life contingencies, the actual age and/or sex of the annuitant, or a joint annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain qualified policies. Transamerica reserves the right to ask for satisfactory proof of the annuitant's (or joint annuitant's) age. Transamerica may delay settlement option payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater for older annuitants than for younger annuitants.

         The owner may choose from the two payment options described below. The annuity date and settlement options available for qualified policies may also be controlled by endorsements, the plan or applicable law.

Election of Settlement Option Forms and Payment Options

         Before the annuity date, and while the annuitant is living, the owner may, by written request, change the settlement option or payment option. The request for change must be received by the Service Center at least 30 days prior to the annuity date.

         In the event that a settlement option form and payment option is not selected at least 30 days before the annuity date, Transamerica will make settlement option payments in accordance with the 120 month period certain and life settlement option and the applicable provisions of the policy.

Payment Options

         Owners may elect a fixed or a variable payment option, or a combination of both (in 25% increments of the annuity amount).

         Unless specified otherwise, the annuity amount in the variable account will be used to provide a variable payment option and the amount in the fixed account will be used to provide a fixed payment option. In this event, the initial allocation of variable annuity units for the variable sub-accounts will be in proportion to the policy value in the variable sub-accounts on the annuity date.

Fixed Payment Option

         A fixed payment option provides for payments which will remain constant pursuant to the terms of the settlement option elected. If a fixed payment option is selected, the portion of the annuity amount used to provide that payment option will be transferred to the general account assets of Transamerica, and the amount of payments will be established by the fixed settlement option selected and the age and sex (if sex-distinct rates are allowed by law) of the annuitant(s) and will not reflect investment experience after the annuity date. The fixed payment amounts are determined by applying the fixed settlement option purchase rate specified in the policy to the portion of the annuity amount applied to the payment option. Payments may vary after the death of an annuitant under some options; the amounts of variances are fixed on the annuity date.

Variable Payment Option

         A variable  payment  option  provides for payments  that vary in dollar
amount,   based  on  the  investment   performance  of  the  selected   variable
sub-account(s). The variable settlement option purchase rate tables in the policy reflect an assumed annual interest rate of 5.35%, so if the actual net investment performance of the variable sub-account(s) is less than 5.35%, then the dollar amount of the actual payments will decrease. If the actual net investment performance of the variable sub-account(s) is higher than 5.35%, then the dollar amount of the actual payments will increase. If the net investment performance exactly equals the 5.35% rate, then the dollar amount of the actual payments will remain constant. Transamerica may offer other assumed annual interest rates.

         Variable payments will be based on the variable sub-accounts selected by the owner, and on the allocations among the variable sub-accounts.

         For further details as to the determination of variable payments, see the Statement of Additional Information.

Settlement Option Forms

         The owner may choose any of the settlement option forms described below. Subject to approval by Transamerica, the owner may select any other settlement option form then being offered by Transamerica.

         (1) Life Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments end with the payment due just before the annuitant's death. There is no death benefit. It is possible that no payment will be made if the annuitant dies after the annuity date but before the first payment is due; only one payment will be made if the annuitant dies before the second payment is due, and so forth.

         (2) Life and Contingent Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will continue for as long as the annuitant lives. After the annuitant dies, payments will be made to the contingent annuitant, for as long as the contingent annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the contingent annuitant. There is no death benefit after both die. If the contingent annuitant does not survive the annuitant, payments will end with the payment due just before the death of the annuitant. It is possible that no payments or very few payments will be made, if the annuitant and contingent annuitant die shortly after the annuity date.

         The written request for this form must: (a) name the contingent annuitant; and (b) state the percentage of payments to be made after the annuitant dies. Once payments start under this settlement option form, the person named as contingent annuitant for purposes of being the measuring life, may not be changed. Transamerica will require proof of age for the annuitant and for the contingent annuitant before payments start.

          (3) Life Annuity With Period Certain. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the longer of: (a) the annuitant's life; or (b) the period certain. The period certain may be 120 or 180 or 240 months.

         If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment due just before the annuitant's death. No benefit will then be payable to the beneficiary.

         If the annuitant dies during the period certain, the rest of the period certain payments will be made to the beneficiary, unless the owner provides otherwise.

          The written request for this form must: (a) state the length of the period certain; and (b) name the beneficiary.

         (4) Joint and Survivor Annuity. Payments will be made starting on the first day of the month immediately following the annuity date, if and for as long as the annuitant and joint annuitant are living. After the annuitant or joint annuitant dies, payments will continue for so long as the survivor lives. Payments end with the payment due just before the death of the survivor. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that no payments or very few payments will be made under this form if the annuitant and joint annuitant both die shortly after the annuity date.

         The written request for this form must: (a) name the joint annuitant; and (b) state the percentage of continued payments to be made after the first death. Once payments start under this settlement option form, the person named as joint annuitant, for the purpose of being the measuring life, may not be changed. Transamerica will need proof of age for the annuitant and joint annuitant before payments start.

         (5) Other Forms of Payment. Benefits can be provided under other settlement options not described in this section subject to Transamerica's agreement and any applicable state or federal law or regulation. Requests for any other settlement option must be made in writing to the Service Center at least 30 days before the annuity date.

         After the annuity date, (a) no changes can be made in the settlement option and payment option; (b) no additional premium will be accepted under the policy; and (c) no further withdrawals will be allowed.

         The owner of a non-qualified policy may, at any time after the annuity date by written notice to us at the Service Center, change the payee of benefits being provided under the policy. The effective date of change in payee will be the latter of: (a) the date we receive the written request for such change; or
(b) the date specified by the owner. The owner of a qualified policy may not change payees, except as permitted by the plan, arrangement or federal law.

FEDERAL TAX MATTERS

Introduction

         The following discussion is a general description of federal tax considerations relating to the policy and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the policy. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon Transamerica's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

         The policy may be purchased on a non-tax qualified basis ("non-qualified policy") or purchased and used in connection with plans or arrangements qualifying for special tax treatment ("qualified policy"). Qualified policies are designed for use in connection with plans or arrangements entitled to special income tax treatment under Sections 401, 403(b), 408 and 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a policy, on settlement option payments, and on the economic benefit to the owner, the annuitant, or the beneficiary may depend on the type of retirement plan or arrangement for which the policy is purchased, on the tax and employment status of the individual concerned, and on Transamerica's tax status. In addition, certain requirements must be satisfied in purchasing a qualified policy with proceeds from a tax qualified retirement plan or arrangement and receiving distributions from a qualified policy in order to continue receiving favorable tax treatment. Therefore, purchasers of qualified policies should seek competent legal and tax advice regarding the suitability of the policy for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the policy. The following discussion is based on the assumption that the policy qualifies as an annuity for federal income tax purposes and that all premiums made to qualified policies are in compliance with all requirements under the Code and the specific retirement plan or arrangement.

Premiums

         At the time the initial premium is paid, a prospective purchaser must specify whether he or she is purchasing a non-qualified policy or a qualified policy. If the initial premium is derived from an exchange, transfer, conversion or surrender of another annuity policy, Transamerica may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity policy. Transamerica will require that persons purchase separate contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate policy would require the minimum initial premium previously described. Additional premium under a policy must qualify for the same federal income tax treatment as the initial premium under the policy. Transamerica will not accept an additional premium under a policy if the federal income tax treatment of such premium would be different from that of the initial premium.

Taxation of Annuities

         In General

         Section 72 of the Code governs taxation of annuities in general. Transamerica believes that an owner who is a natural person, generally, is not taxed on increases in the value of a policy until distribution occurs by withdrawing all or part of the policy value (e.g., withdrawals or settlement option payments). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value (and in the case of a qualified policy, any portion of an interest in the plan) generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

         The owner of any policy who is not a natural person generally must include in income any increase in the excess of the policy value over the "investment in the policy" (discussed below) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a competent tax adviser.

         The following discussion generally applies to a policy owned by a natural person.

         Withdrawals

         With respect to non-qualified policies, partial withdrawals (including withdrawals under the systematic withdrawal option) are generally treated as taxable income to the extent that the policy value immediately before the withdrawal exceeds the "investment in the policy" at that time. The "investment in the policy" generally equals the amount of non-deductible premiums made.

         In the case of a withdrawal from qualified policies (including withdrawals under the systematic withdrawal option or the automatic payout option), a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the policy" to the individual's total accrued benefit under the retirement plan or arrangement. The "investment in the policy" generally equals the amount of non-deductible premiums made by or on behalf of any individual. For certain qualified policies, the "investment in the policy" can be zero. Special tax rules applicable to certain distributions from qualified policies are discussed below, under "Qualified Policies."

         Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the policy."

         Settlement  Option Payments

         Although the tax consequences may vary depending on the settlement option elected under the policy, in general a ratable portion of each payment that represents the amount by which the policy value exceeds the "investment in the policy" will be taxed based on the ratio of the "investment in the policy" to the total benefit payable; after the "investment in the policy" is recovered, the full amount of any additional settlement option payments is taxable.

         For variable payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the policy" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the policy."

         For fixed payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the policy" bears to the total expected value of the payments for the term selected; however, the remainder of each settlement option payment is taxable. Once the "investment in the policy" has been fully recovered, the full amount of any additional settlement option payments is taxable. If settlement option payments cease as a result of an annuitant's death before full recovery of the
"investment in the policy," consult a competent tax adviser regarding deductibility of the unrecovered amount.

         Withholding

         The Code requires Transamerica to withhold federal income tax from withdrawals. However, except for certain qualified policies, an owner will be entitled to elect, in writing, not to have tax withholding apply. Withholding applies to the portion of the distribution which is includible in income and subject to federal income tax. The federal income tax withholding rate is 10%, or 20% in the case of certain qualified plans, of the taxable amount of the distribution. Withholding applies only if the taxable amount of the distribution is at least $200. Some states also require withholding for state income taxes.

         Penalty Tax

         There may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the owner attains age 59 1/2; (2) made as a result of death or disability of the owner; or (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the life(ves) or life expectancy(ies) of the owner and a "designated beneficiary." Other exceptions to the tax penalty may apply to certain distributions from a qualified policy.

         Taxation of Death Benefit Proceeds

         Amounts may be distributed from the policy because of the death of an owner. Generally such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under a settlement option, they are taxed in the same manner as settlement option payments, as described above. For these purposes, the investment in the policy is not affected by the owner's death. That is, the investment in the policy remains the amount of any premiums paid which are not excluded from gross income.

         Transfers, Assignments, or Exchanges of the Policy

         For non-qualified policies, a transfer of ownership of a policy, the designation of an annuitant, payee, or other beneficiary who is not also the owner, or the exchange of a policy may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such designation, transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Qualified policies may not be assigned or transferred, except as permitted by the Code or the Employee Retirement Income Security Act of 1974 (ERISA).

         Multiple Policies

         All deferred non-qualified policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one policy for purposes of determining the amount includible in gross income under
Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of policies or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity policy and separate deferred annuity policies as a single annuity policy under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

Qualified Policies

         In General

         The qualified policies are designed for use with several types of retirement plans and arrangements. The tax rules applicable to participants and beneficiaries in retirement plans or arrangements vary according to the type of plan and the terms and conditions of the plan. Special tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

         We make no attempt to provide more than general information about use of the policies with the various types of retirement plans. Owners and participants under retirement plans, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under qualified policies may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy (including any endorsements) issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the policies. Owners are responsible for determining that contributions and other transactions with respect to the policies satisfy applicable law. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

         Qualified Pension and Profit Sharing Plans

         Section 401(a) of the Code permits employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the policy in order to provide retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this policy is assigned or transferred to any individual as a means to provide benefits payments. Purchasers of a policy for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the policy to their specific needs.

    Individual Retirement Annuities, Simplified Employee Plans and Roth IRAs

         The policy is also designed for use with IRA rollovers and contributory IRA's. A contributory IRA is a policy to which initial and subsequent premiums are subject to limitations imposed by the Code. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (each hereinafter referred to as an "IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA.

         The sale of a policy for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a policy for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. Purchasers should seek competent advice as to the suitability of the policy for use with IRAs.

         Eligible employers that meet specified criteria under Code Section 408(k) could establish simplified employee pension plans (SEP/IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer.

         The policy may also be used for Roth IRA conversions and contributory Roth IRAs. A contributory Roth IRA is a policy to which initial and subsequent premiums are subject to limitations imposed by the Code. Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA on a non-deductible basis. In addition, distributions from a non-Roth IRA may be converted to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in section 408(a) or 408(b), other than a Roth IRA. Purchasers should seek competent advise as to the suitability of the policy for use with Roth IRAs.

         Tax Sheltered Annuities

         Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to Social Security and Medicare (FICA) taxes.

         Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity policies of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

         Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a qualified policy from a Section 403(b)(7) custodial account will be subject to the restrictions.

         Restrictions under Qualified Policies

         Other restrictions with respect to the election, commencement, or distribution of benefits may apply under qualified policies or under the terms of the plans in respect of which qualified policies are issued.

Taxation of Transamerica

         Transamerica is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the variable account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the policies. Under existing federal income tax law, Transamerica believes that the variable account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the policies.

         Accordingly, Transamerica does not anticipate that it will incur any federal income tax liability attributable to the variable account and, therefore, Transamerica does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Transamerica being taxed on income or gains attributable to the variable account, then Transamerica may impose a charge against the variable account (with respect to some or all policies) in order to set aside provisions to pay such taxes.

Tax Status of the Policy

         Diversification Requirements

           Section 817(h) of the Code requires that with respect to non-qualified policies, the investments of the portfolios be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity policies under federal tax law. The variable account, through the portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the portfolios' assets may be invested.

         In certain circumstances, owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policy owner's gross income. The IRS has stated in published rulings that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

         The ownership rights under the policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and policy values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the variable account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the variable account.

         Required Distributions

         In order to be treated as an annuity policy for federal income tax purposes, section 72(s) of the Code requires any non-qualified policy to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the policy will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The owner's "designated beneficiary" refers to a natural person designated by such owner as a beneficiary and to whom ownership of the policy passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the deceased owner, the policy may be continued with the surviving spouse as the new owner.

         The non-qualified policies contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. All provisions in the policy will be interpreted to maintain such tax qualification. We may make changes in order to maintain this qualification or to conform the policy to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the policy.

Possible Changes in Taxation

         In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

Other Tax Consequences

         As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect Transamerica's understanding of current law and the law may change. Federal estate and gift tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the policy depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE DATA

         From time to time, Transamerica may advertise yields and average annual total returns for the variable sub-accounts. In addition, Transamerica may advertise the effective yield of the money market variable sub-account. These figures will be based on historical information and are not intended to indicate future performance.

         The yield of the money market variable sub-account refers to the annualized income generated by an investment in that variable sub-account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that variable sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

         The yield of a variable sub-account (other than the money market variable sub-account) refers to the annualized income generated by an investment in the variable sub-account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.

         The yield calculations do not reflect the effect of any contingent deferred sales load or premium tax charges that may be applicable to a particular policy. To the extent that the contingent deferred sales load or premium tax charges are applicable to a particular policy, the yield of that policy will be reduced. For additional information regarding yields and total returns, please refer to the Statement of Additional Information.

         The average annual total return of a variable sub-account refers to return quotations assuming an investment has been held in the variable sub-account for various periods of time including, but not limited to, a period measured from the date the variable sub-account commenced operations. When a variable sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment (including the deduction of any applicable contingent deferred sales load but excluding deduction of any premium tax charges) as of the last day of each of the periods for which total return quotations are provided.

         Performance information for any variable sub-account reflects only the performance of a hypothetical policy under which policy value is allocated to a variable sub-account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the portfolios in which the variable sub-account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

         Reports and promotional literature may also contain other information including (1) the ranking of any variable sub-account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report,
Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard and Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (2) the effect of tax deferred compounding on variable sub-account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

         In its advertisements and sales literature, Transamerica may discuss, and may illustrate by graphs, charts, or otherwise, the implications of longer life expectancy for retirement planning, the tax and other consequences of long-term investment in the policy, the effects of the policy's lifetime payout options, and the operation of certain special investment features of the policy -- such as the dollar cost averaging option. Transamerica may explain and depict in charts, or other graphics, the effects of certain investment strategies, such as allocating premiums between the fixed account and a variable sub-account. Transamerica may also discuss the Social Security system and its projected payout levels and retirement plans generally, using graphs, charts and other illustrations.

         Transamerica may from time to time also disclose average annual total return in non-standard formats and cumulative (non-annualized) total return for the variable sub-accounts. The non-standard average annual total return and cumulative total return will assume that no contingent deferred sales load is applicable. Transamerica may from time to time also disclose yield, standard total returns, and non-standard total returns for any or all variable sub-accounts.

         All non-standard performance data will only be disclosed if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

         Transamerica may also advertise performance figures for the variable sub-accounts based on the performance of a portfolio prior to the time the variable account commenced operations.

PREPARING FOR YEAR 2000

                  As a result of computer systems that may recognize a date of 12/31/00 as the year 1900 rather than the year 2000, disruptions of business activities may occur with the year 2000. In response, Transamerica established in 1997 a "Y2K" committee to address this issue. With regard to the systems and software which administer and affect the contracts, Transamerica has determined that is own internal systems will be Year 2000 compliant. Additionally, Transamerica requires any third party vendor which supplies software or administrative services to Transamerica in connection with the administration of the contracts, to certify that the software or services will be Year 2000 compliant. In determining the variable accumulation unit values for each variable sub-account, Transamerica is reliant upon information received from the portfolios and is confirming that Year 2000 issues will not interfere with this flow of information. As of the date of this prospectus, it is not anticipated that contract owners will experience negative effects on their investment, or on the services received in connection with their contracts, as a result of Year 2000 issues. However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no disruption of service connection with the year 2000.

LEGAL PROCEEDINGS

         There is no pending, material legal proceeding affecting the variable account. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the variable account.

LEGAL MATTERS

         The organization of Transamerica, its authority to issue the policy and the validity of the form of the policy have been passed upon by David M. Goldstein, Counsel to Transamerica.

FINANCIAL STATEMENTS

         The financial statements of Transamerica for each of the three years in the period ended December 31, 1997, have been audited by Ernst & Young LLP, Independent Auditors, 515 South Flower Street, Los Angeles, California 90071, as set forth in their reports appearing in the Statement of Additional Information, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. There are no audited financial statements for the variable account since it had not commenced operations as of the date of this prospectus.

VOTING RIGHTS

         To the extent required by applicable law, all portfolio shares held in the variable account will be voted by Transamerica at regular and special shareholder meetings of the respective portfolio in accordance with instructions received from persons having voting interests in the corresponding variable sub-account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all portfolio shares in its own right, Transamerica may elect to do so.

         The person with the voting interest is the owner. The number of votes which are available to an owner will be calculated separately for each variable sub-account. Before the annuity date, that number will be determined by applying his or her percentage interest, if any, in a particular variable sub-account to the total number of votes attributable to that variable sub-account. The owner holds a voting interest in each variable sub-account to which the policy value is allocated. After the annuity date, the number of votes decreases as settlement option payments are made and as the reserves for the policy decrease.

         The number of votes of a portfolio will be determined as of the date coinciding with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective portfolios.

         Shares as to which no timely instructions are received and shares held by Transamerica as to which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all policies participating in the variable sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis.

         Each  person  or  entity  having  a  voting   interest  in  a  variable
sub-account will receive proxy material, reports and other material relating to the appropriate portfolio.

         It should be noted that generally the portfolios are not required, and do not intend, to hold annual or other regular meetings of shareholders.

AVAILABLE INFORMATION

         Transamerica  has filed a  registration  statement  (the  "Registration
Statement") with the Securities and Exchange Commission under the 1933 Act relating to the policy offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the policy. Statements contained in this prospectus, as to the content of the policy and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C.

STATEMENT OF ADDITIONAL INFORMATION

         A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the Table of Contents for that Statement:

TABLE OF CONTENTS                                                                                              Page

THE POLICY .......................................................................................................3

NET INVESTMENT FACTOR.............................................................................................3

SETTLEMENT OPTION PAYMENTS........................................................................................3
         Variable Annuity Units and Payments.....................................................................3
         Variable Annuity Unit Value..............................................................................4
         Transfers After the Annuity Date ........................................................................4

GENERAL PROVISIONS ...............................................................................................4
         IRS Required Distributions...............................................................................4
         Non-Participating........................................................................................4
         Misstatement of Age or Sex ..............................................................................4
         Proof of Existence and Age ..............................................................................5
         Annuity Data.............................................................................................5
         Assignment...............................................................................................5
         Annual Report............................................................................................5
         Incontestability.........................................................................................5
         Entire Policy............................................................................................5
         Changes in the Policy....................................................................................5
         Protection of Benefits...................................................................................5
         Delay of Payments........................................................................................6
         Notices and Directions...................................................................................6

CALCULATION OF YIELDS AND TOTAL RETURNS...........................................................................6
         Money Market Sub-Account Yield Calculation...............................................................6
         Other Sub-Account Yield Calculations.....................................................................7
         Standard Total Return Calculations.......................................................................8
         Adjusted Historical Portfolio Performance Data...........................................................8
         Other Performance Data...................................................................................8

HISTORIC PERFORMANCE DATA.........................................................................................9
         General Limitations......................................................................................9
         Adjusted Historical Sub-Account Performance Data.........................................................9

DISTRIBUTION OF THE POLICY.......................................................................................15

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...........................................................................15

STATE REGULATION.................................................................................................15

RECORDS AND REPORTS..............................................................................................15

FINANCIAL STATEMENTS.............................................................................................16

APPENDIX - Accumulation Transfer Formula.........................................................................17

                                 STATEMENT OF ADDITIONAL INFORMATION FOR
                                         TRANSAMERICA SERIES sm -
                                         TRANSAMERICA CLASSIC sm
                                             VARIABLE ANNUITY

                                                Issued By
                             Transamerica Life Insurance Company of New York

         This statement of additional information expands upon subjects discussed in the July 2, 1998, revised January 1, 1999, prospectus for the Transamerica Classicsm Variable Annuity ("policy") issued by Transamerica Life Insurance Company of New York ("Transamerica") through Separate Account VA-6-NY. The owner may obtain a free copy of the prospectus by writing to: Transamerica Life Insurance Company of New York, Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202 or calling (800) 420-7749. Terms used in the current prospectus for the policy are incorporated into this statement.




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY AND THE PORTFOLIOS.











                                  July 2, 1998, revised January 1, 1999



TABLE OF CONTENTS                                                                                              Page

THE POLICY .......................................................................................................3

NET INVESTMENT FACTOR.............................................................................................3

SETTLEMENT OPTION PAYMENTS........................................................................................3
         Variable Annuity Units and Payments.....................................................................3
         Variable Annuity Unit Value..............................................................................4
         Transfers After the Annuity Date ........................................................................4

GENERAL PROVISIONS ...............................................................................................4
         IRS Required Distributions...............................................................................4
         Non-Participating........................................................................................4
         Misstatement of Age or Sex ..............................................................................4
         Proof of Existence and Age ..............................................................................5
         Annuity Data.............................................................................................5
         Assignment...............................................................................................5
         Annual Report............................................................................................5
         Incontestability.........................................................................................5
         Entire Policy............................................................................................5
         Changes in the Policy....................................................................................5
         Protection of Benefits...................................................................................5
         Delay of Payments........................................................................................6
         Notices and Directions...................................................................................6

CALCULATION OF YIELDS AND TOTAL RETURNS...........................................................................6
         Money Market Sub-Account Yield Calculation...............................................................6
         Other Sub-Account Yield Calculations.....................................................................7
         Standard Total Return Calculations.......................................................................8
         Adjusted Historical Portfolio Performance Data...........................................................8
         Other Performance Data...................................................................................8

HISTORIC PERFORMANCE DATA.........................................................................................9
         General Limitations......................................................................................9
         Adjusted Historical Sub-Account Performance Data.........................................................9

DISTRIBUTION OF THE POLICY.......................................................................................15

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...........................................................................15

STATE REGULATION.................................................................................................15

RECORDS AND REPORTS..............................................................................................15

FINANCIAL STATEMENTS.............................................................................................16

APPENDIX - Accumulation Transfer Formula.........................................................................17

  THE POLICY

           The following pages provide additional information about the policy which may be of interest to some owners.

NET INVESTMENT FACTOR

         For any sub-account of the variable account, the net investment factor for a valuation period, before the annuity date, is (a) divided by (b), minus
(c) minus (d):

         Where (a) is:

         The net asset value per share held in the sub-account, as of the end of the valuation period; plus the per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the valuation period; plus or minus a per-share charge or credit as Transamerica may determine, as of the end of the valuation period, for taxes.

         Where (b) is:

         The net asset value per share held in the sub-account as of the end of the last prior valuation period.

         Where (c) is:

         The daily charge of 0.00329% (1.20% annually) for the mortality and expense risk charge times the number of calendar days in the current valuation period.

         Where (d) is:

         The daily administrative expense charge, currently 0.000411% (0.15% annually) times the number of calendar days in the current valuation period. This charge may be increased, but will not exceed 0.00096% (0.35% annually).

             A valuation day is defined as any day that the New York Stock Exchange is open.

SETTLEMENT OPTION PAYMENTS The variable settlement options provide for payments that fluctuate in dollar amount, based on the investment performance of the selected variable sub-account(s).

Variable Annuity Units and Payments

         For the first monthly payment, the number of variable annuity units credited in each variable sub-account will be determined by dividing: (a) the product of the portion of the value to be applied to the variable sub-account and the variable annuity purchase rate specified in the policy; by (b) the value of one variable annuity unit in that sub-account on the annuity date.

         The amount of each subsequent variable payment equals the product of the number of variable annuity units in each variable sub-account and the variable sub-account's variable annuity unit value as of the tenth day of the month before the payment due date. The amount of each payment may vary.



Variable Annuity Unit Value

         The value of a variable annuity unit in a variable sub-account on any valuation day is determined as described below.

         The net investment factor for the valuation period (for the appropriate payment frequency) just ended is multiplied by the value of the variable annuity unit for the sub-account on the preceding valuation day. The net investment factor after the annuity date is calculated in the same manner as before the annuity date and then multiplied by an interest factor. The interest factor equals (.999893)n where n is the number of days since the preceding valuation day. This compensates for the 4% interest assumption built into the variable annuity purchase rates. Transamerica may offer other assumed interest rates than 4%. The appropriate interest factor will be applied to compensate for the assumed interest rate.

Transfers After the Annuity Date

         After the annuity date, the owner may transfer variable annuity units from one sub-account to another, subject to certain limitations. See "Transfers" page 27 of the prospectus. The dollar amount of each subsequent monthly annuity payment after the transfer must be determined using the new number of variable annuity units multiplied by the variable sub-account's variable annuity unit value on the tenth day of the month preceding payment. Transamerica reserves the right to change this day of the month.

         The formula used to determine a transfer after the annuity date can be found in the Appendix to this statement of additional information.

GENERAL PROVISIONS

IRS Required Distributions

         If any owner under a non-qualified policy dies before the entire interest in the policy is distributed, the value generally must be distributed to the designated beneficiary so that the policy qualifies as an annuity under the Code. (See "Federal Tax Matters" page 41 of the prospectus.)

Non-Participating

         The policy is non-participating. No dividends are payable and the policy will not share in the profits or surplus earnings of Transamerica.

Misstatement of Age or Sex

         If the age or sex of the annuitant or any other measuring life has been misstated in the application, the settlement option payments under the policy will be whatever the annuity amount applied on the annuity date would purchase on the basis of the correct age or sex of the annuitant and/or other measuring life. Any overpayments or underpayments by Transamerica as a result of any such misstatement may be respectively charged against or credited to the settlement option payment or payments to be made after the correction so as to adjust for such overpayment or underpayment.

Proof of Existence and Age

         Before making any payment under the policy, Transamerica may require proof of the existence and/or proof of the age of the annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the policy.

Annuity Data

         Transamerica will not be liable for obligations which depend on receiving information from a payee or measuring life until such information is received in a satisfactory form.

Assignment

         No assignment of a policy will be binding on Transamerica unless made in writing and given to Transamerica at the Service Center. Transamerica is not responsible for the adequacy of any assignment. The owner's rights and the interest of any annuitant or non-irrevocable beneficiary will be subject to the rights of any assignee of record.

Annual Report

         At least once each policy year prior to the annuity date, the owner will be given a report of the current account value allocated to each sub-account of the variable account and the fixed account. This report will also include any other information required by law or regulation. After the annuity date, a confirmation will be provided with every variable annuity payment.

Incontestability

         Each policy is incontestable from the policy effective date.

Entire Policy

         Transamerica has issued the policy in consideration and acceptance of the application and payment of the initial premium. All statements made by the Owner are considered representations and not warranties. Transamerica will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the policy when issued.

Changes in the Policy

         Only two authorized officers of Transamerica, acting together, have the authority to bind Transamerica or to make any change in the individual policy and then only in writing. Transamerica will not be bound by any promise or representation made by any other persons.

         Transamerica may not change or amend the policy, except as provided in the policy, without the Owner's consent. However, Transamerica may change or amend the individual policy if such change or amendment is necessary for the individual policy to comply with any state or federal law, rule or regulation.

Protection of Benefits

         To the extent permitted by law, no benefit (including death benefits) under the policy will be subject to any claim or process of law by any creditor.

Delay of Payments

         Payment of any cash withdrawal, lump sum death benefit, or variable payment or transfer due from the variable account will occur within seven days from the date the election becomes effective, except that Transamerica may be permitted to postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners.

         In addition, while it is our intention to process all transfers from the sub-accounts immediately upon receipt of a transfer request, we have the right to delay effecting a transfer from a variable sub-account for up to seven days, but only in certain limited circumstances. We may delay effecting such a transfer if there is a delay of payment from an affected portfolio. If this happens, then we will calculate the dollar value or number of units involved in the transfer from a variable sub-account on or as of the date we receive a transfer request in an acceptable form and manner, but will not process the transfer to the transferee sub-account until a later date during the seven-day delay period when the portfolio underlying the transferring sub-account obtains liquidity to fund the transfer request through sales of portfolio securities, new premiums, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a variable sub-account.

         Transamerica may delay payment of any withdrawal from the fixed account for a period of not more than six months after Transamerica receives the request for such withdrawal. If Transamerica delays payment for more than 10 days, Transamerica will pay interest on the withdrawal amount up to the date of payment. See "Cash Withdrawals" page 29 of the prospectus.

Notices and Directions

         Transamerica will not be bound by any authorization, direction, election or notice which is not received at the Service Center in a form and manner acceptable to Transamerica.

         Any written notice requirement by Transamerica to the owner will be satisfied by our mailing of any such required written notice, by first-class mail, to the owner's last known address as shown on our records.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Sub-Account Yield Calculation

         In accordance with regulations adopted by the Commission, Transamerica is required to compute the money market sub-account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the money market sub-account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual account fee, the mortality and expense risk charge and administrative expense charges and income and expenses accrued during the period. Because of these deductions, the yield for the money market sub-account of the variable account will be lower than the yield for the money market series or any comparable substitute funding vehicle.

         The Commission also permits Transamerica to disclose the effective yield of the money market sub-account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

         The yield on amounts held in the money market sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market series or substitute funding vehicle, the types and quality of portfolio securities held by the money market series or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales load (of up to 6% of premiums) that may be applicable to a policy.

Other Sub-Account Yield Calculations

         Transamerica may from time to time disclose the current annualized yield of one or more of the variable sub-accounts (except the money market sub-account) for 30-day periods. The annualized yield of a sub-account refers to the income generated by the sub-account over a specified 30-day period. Because this yield is annualized, the yield generated by a sub-account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per variable accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         YIELD    =        2[{a-b + 1}6 -  1]
                                 cd

         Where:

         a = net investment income earned during the period by the portfolio attributable to the shares owned by the sub-account.
         b = expenses for the sub-account accrued for the period (net of reimbursements). c = the average daily number of variable accumulation units outstanding during the period. d = the maximum offering price per variable accumulation unit on the last day of the period.

         Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all policies. The yield calculations do not reflect the effect of any contingent deferred sales load that may be applicable to a particular policy. Contingent deferred sales load range from 6% to 0% of the amount of account value withdrawn depending on the elapsed time since the receipt of each premium.

         Because of the charges and deductions imposed by the variable account, the yield for the sub-account will be lower than the yield for the corresponding portfolio. The yield on amounts held in the variable sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The variable sub-account's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

         Transamerica may from time to time also disclose average annual total returns for one or more of the sub-accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P{1 + T}n = ERV

         Where:
         P =               a hypothetical initial payment of $1,000
         T =               average annual total return
         n =               number of years
         ERV               = ending  redeemable  value of a hypothetical  $1,000
                           payment  made at the  beginning  of the one,  five or
                           ten-year  period  at the  end of the  one,  five,  or
                           ten-year  period  (or  fractional   portion  of  such
                           period).

         All recurring fees are recognized in the ending redeemable value. The standard average annual total return calculations will reflect the effect of any contingent deferred sales loads that may be applicable to a particular period.

Adjusted Historical Portfolio Performance Data

         Transamerica may also disclose "historic" performance data for a portfolio, for periods before the variable sub-account commenced operations. Such performance information will be calculated based on the performance of the portfolio and the assumption that the sub-account was in existence for the same periods as those indicated for the portfolio, with a level of policy charges currently in effect.

         This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the policy is not surrendered (i.e., with no deduction for the contingent deferred sales load) and assuming that the policy is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales load).

Other Performance Data

         Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the contingent deferred sales load percentage will be assumed to be 0%.

         Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the contingent deferred sales load percentage will be 0%.

         CTR = {ERV/P} -  1

         Where:
         CTR               = the  cumulative  total  return  net of  sub-account
                           recurring charges for the period.
         ERV               = ending  redeemable  value of a hypothetical  $1,000
                           payment  at  the  beginning  of  the  one,  five,  or
                           ten-year  period  at the  end of the  one,  five,  or
                           ten-year   period  (or  fractional   portion  of  the
                           period).
         P =               a hypothetical initial payment of $1,000.

         All non-standard performance data will be advertised only if the standard performance data is also disclosed.

HISTORIC PERFORMANCE DATA

         General Limitations

         The figures below represent past performance and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses which may not continue in the future.

         Portfolio information, including historical daily net asset values and capital gains and dividends distributions regarding each portfolio has been provided by that portfolio. The adjusted historical sub-account performance data is derived from the data provided by the portfolios. Transamerica has no reason to doubt the accuracy of the figures provided by the portfolios. Transamerica has not verified these figures.

Adjusted Historical Sub-Account Performance Data

         The charts below show adjusted historical performance data for sub-accounts for the periods, prior to the inception of the sub-accounts, based on the performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the policies. These figures are not an indication of the future performance of the sub-accounts.

         The dates next to each sub-account name indicates the date of commencement of operation of the corresponding portfolio. The Transamerica VIF Money Market Portfolio and sub-account did not commence operations until January 1998; the Transamerica VIF Aggressive Growth, Balanced, Small Company and Value Portfolios and sub-accounts had not commenced operations as of the date of this prospectus and Statement of Additional Information. Hence, there is no actual or adjusted historical performance data for these sub-accounts.

Notes:

1. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

2. The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio includes performance of its predecessor.

3. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at the time of the transaction there was $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.


                               Adjusted Historical Performance Data Charts

1.        Average Annual Total Returns - Assuming surrender


2.        Average Annual Total Returns - Assuming no surrender


3.        Cumulative Returns - Assuming surrender


4.        Cumulative Returns - Assuming no surrender



1.       Average Annual Total Returns - Assuming surrender
         Average annual total returns for periods since inception of the portfolio, including adjusted historical performance for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size and the applicable contingent deferred sales load (maximum of 6% of purchase payments).

--------------------------------- -------------- --------------- ---------------- --------------- --------------------
          SUB-ACCOUNT                For the        For the      For the 5-year      For the        For the period
     (date of commencement           1-year      3-year period    period ending      10-year       from commencement
        of operation of           period ending      ending         12/31/97      period ending      of portfolio
    corresponding portfolio)        12/31/97        12/31/97                         12/31/97        operations to
                                                                                                       12/31/97
--------------------------------- -------------- --------------- ---------------- --------------- --------------------
Alger American Income & Growth       30.76%          27.39%          15.49%            N/A              12.19%
(11/14/88)
--------------------------------- -------------- --------------- ---------------- --------------- --------------------
Alliance VPF Growth & Income         22.85%          26.93%          17.25%            N/A              13.57%
(1/14/91)
--------------------------------- -------------- --------------- ---------------- --------------- --------------------
Alliance VPF Premier Growth          28.03%          30.93%          19.02%            N/A              19.73%
(6/26/92)
--------------------------------- -------------- --------------- ---------------- --------------- --------------------
Dreyfus VIF Capital                  21.44%          26.29%            N/A             N/A              18.05%
Appreciation (4/5/93)
--------------------------------- -------------- --------------- ---------------- --------------- --------------------
Dreyfus VIF Small Cap (8/30/90)      11.81%          18.47%          24.26%            N/A              41.94%
--------------------------------- -------------- --------------- ---------------- --------------- --------------------
Janus Aspen Balanced (9/12/93)       15.81%          18.17%            N/A             N/A              14.11%
--------------------------------- -------------- --------------- ---------------- --------------- --------------------
Janus Aspen Worldwide Growth         16.23%          23.30%            N/A             N/A              20.61%
(9/12/93)
--------------------------------- -------------- --------------- ---------------- --------------- --------------------
MFS VIT Emerging Growth              16.08%           N/A              N/A             N/A              20.09%
(7/23/95)
--------------------------------- -------------- --------------- ---------------- --------------- --------------------
MFS VIT Growth w/ Income             23.66%           N/A              N/A             N/A              24.28%
(10/5/95)
--------------------------------- -------------- --------------- ---------------- --------------- --------------------
MFS VIT Research (7/25/95)           14.36%           N/A              N/A             N/A              18.98%
--------------------------------- -------------- --------------- ---------------- --------------- --------------------
Morgan Stanley UF Fixed Income        2.99%           N/A              N/A             N/A               3.00%
(1/1/97)
--------------------------------- -------------- --------------- ---------------- --------------- --------------------
Morgan Stanley UF High Yield          6.53%           N/A              N/A             N/A               6.57%
(1/1/97)
--------------------------------- -------------- --------------- ---------------- --------------- --------------------
Morgan Stanley UF International      -3.06%           N/A              N/A             N/A              -3.07%
Magnum (1/1/97)
--------------------------------- -------------- --------------- ---------------- --------------- --------------------
OCC Accumulation Trust Managed       15.78%          26.98%          17.92%            N/A              18.64%
(7/31/88) (3)
--------------------------------- -------------- --------------- ---------------- --------------- --------------------
OCC Accumulation Trust Small         16.10%          16.43%          12.63%            N/A              13.83%
Cap (7/31/88) (1)
--------------------------------- -------------- --------------- ---------------- --------------- --------------------
Transamerica VIF Growth              44.91%          41.87%          29.69%           24.09%              N/A
(12/1/80) (2)
--------------------------------- -------------- --------------- ---------------- --------------- --------------------
Transamerica VIF Money Market          N/A            N/A              N/A             N/A                N/A
(1/1/98)
--------------------------------- -------------- --------------- ---------------- --------------- --------------------

2.       Average Annual Total Returns - Assuming no surrender
         Average annual total returns for periods since inception of the portfolio, including adjusted historical performance for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum and an account fee of $30 per annum adjusted for average account size, but do not reflect any applicable contingent deferred sales load (maximum of 6% of purchase payments).

--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
                                                                                                   For the period
          SUB-ACCOUNT                For the         For the        For the         For the       from commencement
    (date of commencement of         1-year       3-year period      5-year         10-year         of portfolio
          operation of            period ending  ending 12/31/97     period      period ending      operations to
    corresponding portfolio)        12/31/97                         ending        12/31/97           12/31/97
                                                                    12/31/97
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
Alger American Income & Growth       36.16%          28.31%          15.89%           N/A              12.19%
(11/14/88)
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
Alliance VPF Growth & Income         28.25%          27.86%          17.63%           N/A              13.69%
(1/14/91)
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
Alliance VPF Premier Growth          33.43%          31.80%           N/A             N/A              20.02%
(6/26/92)
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
Dreyfus VIF Capital                  26.84%          27.22%           N/A             N/A              18.46%
Appreciation (4/5/93)
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
Dreyfus VIF Small Cap (8/30/90)      17.21%          19.53%          24.56%           N/A              41.94%
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
Janus Aspen Balanced (9/12/93)       21.21%          19.23%           N/A             N/A              14.65%
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
Janus Aspen Worldwide Growth         21.63%          24.28%           N/A             N/A              21.17%
(9/12/93)
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
MFS VIT Emerging Growth              21.48%            N/A            N/A             N/A              21.77%
(7/23/95)
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
MFS VIT Growth w/ Income             29.06%            N/A            N/A             N/A              25.81%
(10/8/95)
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
MFS VIT Research (7/25/95)           19.76%            N/A            N/A             N/A              20.41%
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
Morgan Stanley UF Fixed Income        8.39%            N/A            N/A             N/A               8.44%
(1/1/97)
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
Morgan Stanley UF High Yield         11.93%            N/A            N/A             N/A              12.00%
(1/1/97)
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
Morgan Stanley UF International       2.34%            N/A            N/A             N/A               2.36%
Magnum (1/1/97)
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
OCC Accumulation Trust Managed       21.18%          27.91%          18.29%           N/A              18.64%
(7/31/88) (3)
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
OCC Accumulation Trust Small         21.50%          17.53%          13.08%           N/A              13.83%
Cap (7/31/88) (1)
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
Transamerica VIF Growth              50.31%          42.61%          29.95%         24.09%               N/A
(12/1/80) (2)
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------
Transamerica VIF Money Market          N/A             N/A            N/A             N/A                N/A
(1/1/98)
--------------------------------- -------------- ---------------- ------------- ---------------- --------------------

3.       Cumulative Returns - Assuming surrender
         Adjusted   historical   cumulative  total  returns  for  periods  since
inception of the portfolio for each  sub-account  are as follows.  These figures include  mortality  and  expenses  charges  of 1.20% per  annum,  administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size and the applicable  contingent deferred sales load (maximum of 6% of purchase payments).

-------------------------------- ------------- ---------------- -------------- ----------------- -------------------
                                                                                                   For the period
                                   For the         For the         For the                       from commencement
          SUB-ACCOUNT               1-year      3-year period      5-year          For the          of portfolio
    (date of commencement of        period     ending 12/31/97     period       10-year period     operations to
         operation of               ending                         ending      ending 12/31/97        12/31/97
   corresponding portfolio)        12/31/97                       12/31/97
-------------------------------- ------------- ---------------- -------------- ----------------- -------------------
--------------------------------------------------------------------------------------------------------------------
Alger American Income & Growth     30.76%         106.75%         105.43%            N/A              185.94%
(11/14/88)
--------------------------------------------------------------------------------------------------------------------
Alliance VPF Growth & Income       22.85%         104.51%         121.60%            N/A              142.60%
(1/14/91)
--------------------------------------------------------------------------------------------------------------------
Alliance VPF Premier Growth        28.03%         124.45%           N/A              N/A              170.07%
(6/26/92)
--------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Capital                21.44%         101.41%           N/A              N/A              117.34%
Appreciation (4/5/93)
--------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap (8/30/90)    11.81%          66.26%         196.23%            N/A             1207.41%
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced (9/12/93)     15.81%          65.01%           N/A              NA/              76.45%
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth       16.23%          87.45%           N/A              N/A              123.91%
(9/12/93)
--------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth            16.08%           N/A             N/A              NA/              56.35%
(7/23/95)
--------------------------------------------------------------------------------------------------------------------
MFS VIT Growth w/ Income           23.66%           N/A             N/A              N/A              62.38%
(10/8/95)
--------------------------------------------------------------------------------------------------------------------
MFS VIT Research (7/25/95)         14.36%           N/A             N/A              N/A              52.70%
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF Fixed Income      2.99%           N/A             N/A              N/A               2.99%
(1/1/97)
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF High Yield        6.53%           N/A             N/A              N/A               6.53%
(1/1/97)
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF                  -3.06%           N/A             N/A              N/A              -3.06%
International Magnum (1/1/97)
--------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Managed     15.78%         104.76%         127.97%            N/A              400.31%
(7/31/88) (3)
--------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Small       16.10%          57.83%          81.28%            N/A              239.00%
Cap (7/31/88) (1)
--------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth            44.91%         185.53%         266.95%          765.61%             N/A%
(12/1/80) (2)
--------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money Market        N/A            N/A             N/A              N/A                N/A
(1/1/98)
--------------------------------------------------------------------------------------------------------------------

4.       Cumulative Returns - Assuming no surrender
         Adjusted   historical   cumulative  total  returns  for  periods  since
inception of the portfolio  for each  sub-account  are as follow.  These figures include  mortality  and  expenses  charges  of 1.20% per  annum,  administrative expenses  charge of 0.15% per annum and an account fee of $30 per annum adjusted for average account size but do not reflect any applicable  contingent  deferred sales load (maximum of 6% of purchase payments).

-------------------------------- ------------- ---------------- --------------- --------------- --------------------
          SUB-ACCOUNT              For the         For the         For the         For the        For the period
   (date of commencement of         1-year      3-year period   5-year period      10-year       from commencement
         operation of               period     ending 12/31/97      ending      period ending      of portfolio
   corresponding portfolio)         ending                         12/31/97        12/31/97        operations to
                                   12/31/97                                                          12/31/97
-------------------------------- ------------- ---------------- --------------- --------------- --------------------
--------------------------------------------------------------------------------------------------------------------
Alger American Income & Growth     36.16%         111.25%          109.03%           N/A             185.94%
(11/14/88)
--------------------------------------------------------------------------------------------------------------------
Alliance VPF Growth & Income       28.25%         109.01%          125.20%           N/A             144.40%
(1/14/91)
--------------------------------------------------------------------------------------------------------------------
Alliance VPF Premier Growth        33.43%         128.95%            N/A             N/A             173.67%
(6/26/92)
--------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Capital                26.84%         105.91%            N/A             N/A             120.94%
Appreciation (4/5/93)
--------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap (8/30/90)    17.21%          70.76%          199.83%           N/A             1207.41%
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced (9/12/93)     21.21%          69.51%            N/A             N/A              80.05%
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth       21.63%          91.95%            N/A             N/A             128.41%
(9/12/93)
--------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth            21.48%           N/A              N/A             N/A              61.75%
(7/23/95)
--------------------------------------------------------------------------------------------------------------------
MFS VIT Growth w/ Income           29.06%           N/A              N/A             N/A              66.88%
(10/8/95)
--------------------------------------------------------------------------------------------------------------------
MFS VIT Research (7/25/95)         19.76%           N/A              N/A             N/A              57.20%
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF Fixed Income      8.39%           N/A              N/A             N/A              8.39%
(1/1/97)
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF High Yield       11.93%           N/A              N/A             N/A              11.93%
(1/1/97)
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF                   2.34%           N/A              N/A             N/A              2.34%
International Magnum (1/1/97)
--------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Managed     21.18%         109.26%          131.57%           N/A             400.31%
(7/31/88) (3)
--------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Small       21.50%          62.33%          84.88%            N/A             239.00%
Cap (7/31/88) (1)
--------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth            50.31%         190.03%          270.55%         765.61%             N/A
(12/1/80) (2)
--------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money Market        N/A            N/A              N/A             N/A               N/A
(1/1/98)
--------------------------------------------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICY

         Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the policies. TSSC may also serve as principal underwriter and distributor of other policies issued through the variable account and certain other separate accounts of Transamerica and any affiliated of Transamerica. TSSC is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which is a subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

         TSSC has entered into sales agreements with other broker-dealers to solicit applications for the policies through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the policies may be solicited by registered representatives of the broker-dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker-dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

         Under the agreements, applications for policies will be sold by broker-dealers which will receive compensation as described in the Prospectus.

         The offering of the policies is expected to be continuous and TSSC does not anticipate discontinuing the offering of the policies. However, TSSC reserves the right to discontinue the offering of the policies.

         During fiscal year 1997, no commissions were paid to TSSC as underwriter of the policies; no amounts were retained by TSSC. Under the Sales Agreement, TSSC will pay broker-dealers compensation based on a percentage of each premium. The percentage may be up to 5.75% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commission may be paid.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

         Title to assets of the variable account is held by Transamerica. The assets of the variable account are kept separate and apart from Transamerica general account assets. Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.

STATE REGULATION

         Transamerica is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policy will be modified accordingly.

RECORDS AND REPORTS

         All records and accounts relating to the variable account will be maintained by Transamerica or by the Service Center. As presently required by the provisions of the 1940 Act and regulations promulgated thereunder which pertain to the variable account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

FINANCIAL STATEMENTS

         Because the variable account has not yet commenced operations, there is no financial statement for the variable account.

         The financial statements for Transamerica included in this statement of additional information should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets in the variable account.

APPENDIX

         Accumulation Transfer Formula

Transfers after the annuity date are implemented according to the following formulas:

(1) Determine the number of units to be transferred from the variable sub-account as follows: = AT/AUV1

         (2) Determine the number of variable accumulation units remaining in such variable sub-account (after the transfer):
         = UNIT1   AT/AUV1

         (3) Determine the number of variable accumulation units in the transferee variable sub-account (after the transfer):
         = UNIT2 + AT/AUV2

         (4) Subsequent variable accumulation payments will reflect the changes in variable accumulation units in each variable sub-account as of the next variable accumulation payment's due date.

         Where:

         (AUV1) is the variable accumulation unit value of the variable sub-account that the transfer is being made from as of the end of the valuation period in which the transfer request was received.

         (AUV2) is the variable accumulation unit value of the variable sub-account that the transfer is being made to as of the end of the valuation period in which the transfer request was received.

         (UNIT1) is the number of variable accumulation units in the variable sub-account that the transfer is being made from, before the transfer.

         (UNIT2) is the number of variable accumulation units in the variable sub-account that the transfer is being made to, before the transfer.

         (AT)  is  the  dollar  amount  being   transferred  from  the  variable
sub-account.